UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                            SMITH BARNEY MUNI FUNDS
                        NEW YORK MONEY MARKET PORTFOLIO
                              NEW YORK PORTFOLIO
              --------------------------------------------------

                       ANNUAL REPORT  |  MARCH 31, 2004





                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

  Your Serious Money. Professionally Managed. is a registered service mark of
                         Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter from the Chairman................................  1

New York Money Market Portfolio: Manager Overview.......  3

New York Portfolio:

 Manager Overview.......................................  7

 Fund Performance....................................... 12

 Historical Performance................................. 13

Schedules of Investments................................ 14

Statements of Assets and Liabilities.................... 35

Statements of Operations................................ 36

Statements of Changes in Net Assets..................... 37

Notes to Financial Statements........................... 39

Financial Highlights.................................... 49

Independent Auditors' Report............................ 55

Additional Information.................................. 56

Tax Information......................................... 60

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

During the past year, the Fed cut its target for short-term interest rates, and the U.S. economy's quarterly pace of growth picked up considerably./1/ This stronger-than-expected second- and third-quarter national economic data exacerbated concerns among bond investors that inflation might pick up and lead to rising interest rates sooner than previously anticipated, causing bond prices to decline. However, many of these concerns were tempered somewhat by tepid employment results and views that the Fed would not raise interest rates immediately. Although the bond markets shifted course throughout the year, municipal bonds collectively returned 5.86%,/2/ and municipal money market instruments in general finished in slightly positive territory on a total return basis over the past year.

Given the portfolio managers' views during the period that the national economy could begin to pick up, they maintained defensive postures in managing the portfolios' exposure to inflation and interest rate risk. Although this strategy detracted from the performance of the New York Portfolio during times when bond prices rose, it diminished the negative impact on this portfolio when bond prices declined. The New York Money Market Portfolio adopted a relatively conservative posture by maintaining an essentially neutral average maturity.

Short-term fixed-income securities investments can be a safe investment alternative to complement other portfolio holdings. Furthermore, tax-exempt municipal bonds and money market securities have continued to offer competitive after-tax yields over taxable bonds for investors in middle- and higher-income tax brackets, as municipal securities provide income that is exempt from federal, and sometimes state and local, income taxes. Your financial adviser can help you implement a suitable asset allocation based on your investment profile to help you pursue your long-term financial goals.

/1/Source: Based upon gross domestic product ("GDP") data from the Bureau of Economic Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/2/Source: As measured by the Lehman Brothers Municipal Bond Index.

                1 Smith Barney Muni Funds | 2004 Annual Report

Please read on for a more detailed look at prevailing economic and market conditions during the funds' fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The funds' Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds' response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 10, 2004



                2 Smith Barney Muni Funds | 2004 Annual Report

                               MANAGER OVERVIEW


Performance Review
As of March 31, 2004, the seven-day current yield for Class A shares of the Smith Barney Muni Funds -- New York Money Market Portfolio was 0.42% and its seven-day effective yield, which reflects compounding, was 0.42%. These numbers are the same due to rounding.

[PHOTO]

JOSEPH P. DEANE
Vice President and Investment Officer

[PHOTO]

JULIE P. CALLAHAN, CFA
Vice President and Investment Officer


          SMITH BARNEY MUNI FUNDS -- NEW YORK MONEY MARKET PORTFOLIO
                                CLASS A SHARES
                          YIELDS AS OF MARCH 31, 2004

   Seven-day current yield   0.42%
   Seven-day effective yield 0.42%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

   The fund's yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   In the cases where the current yield and effective yield are the same, it is due to rounding.

   The seven seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. The seven-day current and seven-day effective yields for Class Y shares as of this same date were 0.54% and 0.54%, respectively.

   Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


                3 Smith Barney Muni Funds | 2004 Annual Report

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Investment Approach
The fund included a significant amount of municipal obligations backed by school districts and revenue bonds. Revenue bonds are issued to finance public works such as tunnels, sewer systems and bridges, and are supported directly by the revenues derived from the operations of these systems. The fund maintained a diversified mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand obligations. During the year we reduced the average maturity of the fund to just 29 days. This was a reflection of the belief that the short-term municipal yield curve was very flat and there was no added benefit from purchasing securities with longer maturities.

Municipals Markets Review
In order to help boost economic activity, the Fed reduced its target for the federal funds rate,/i/ which dropped to four-decade lows. As a result, the yields on tax-exempt money market instruments continued to fall. The prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected economic growth data for the second calendar quarter generated concerns that inflation could become more pronounced and interest rates rise, as bond prices move inversely to the direction of interest rate movements. During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds, although the broader bond markets stabilized as the summer came to a close. By August evidence of an improvement in the economy emerged and as a result the yields on longer-term bonds, which move opposite to their prices, started to rise. However, many investors believed the Fed would likely leave short-term interest rates at prevailing low levels over the foreseeable future and tax-exempt money market yields generally remained near their lows.

                4 Smith Barney Muni Funds | 2004 Annual Report

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")/ii/ over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

Investors Question the Fed's Patience
Bond investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."/iii/ However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of calendar fourth-quarter 2003 GDP annual growth released during the period registered at 4.1%./ii/ This rate was below third-quarter 2003 results but exceeded levels early from last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth. Despite the momentum behind the U.S. economy, over the first calendar quarter of 2004, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the national economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data/iv/ released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,/iv/ marking the largest number since April 2000./v/ This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

The Economic State of New York/vi/
According to Standard & Poor's, New York State is anticipated to close with a general fund balance of $1 billion for fiscal 2003 to 2004. Given the benefit of both unanticipated federal monies and temporary tax increases that were approved after a particularly difficult budgetary process, New York State successfully positioned itself for a favorable closing. Standard & Poor's recent rating on the State's general obligation bonds was AA, but Standard & Poor's outlook is negative.

                5 Smith Barney Muni Funds | 2004 Annual Report

Thank you for your investment in the Smith Barney Muni Funds -- New York Money Market Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Joseph P. Deane                  /s/ Julie P. Callahan
Joseph P. Deane                      Julie P. Callahan, CFA
Vice President and                   Vice President and
Investment Officer                   Investment Officer

April 10, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 14 through 21 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

/i/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/ Source for GDP growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/iii/Source: Federal Reserve (January 28, 2004).
/iv/ Source: U.S. Department of Labor (April 1, 2004).
/v/  Source: Lehman Brothers.
/vi/ Source: Standard & Poor's (Public Finance Report Card, April 2004).

                6 Smith Barney Muni Funds | 2004 Annual Report

                               MANAGER OVERVIEW

[PHOTO]

JOSEPH P. DEANE
Vice President and Investment Officer

[PHOTO]
David T. Fare

DAVID T. FARE
Vice President and Investment Officer

Special Shareholder Notice
On March 10, 2004, David Fare was appointed as co-portfolio manager of the fund. Mr. Fare is a Director of Citigroup Global Markets Inc. and an investment officer of the manager, Smith Barney Fund Management LLC. He has 15 years of investment management experience with the manager.

In addition, effective April 29, 2004, Smith Barney Class L shares were renamed Class C Shares. The current expenses, management fees, and sales charges have not changed.

Performance Review
For the 12 months ended March 31, 2004, Class A shares of the Smith Barney Muni Funds -- New York Portfolio, excluding sales charges, returned 3.87%. These shares performed worse than the fund's unmanaged benchmark the Lehman Brothers Municipal Bond Index/i/, which returned 5.86% and its New York municipal bond component subindex returned 5.73% for the period/ii/ for the same period. They also underperformed the fund's Lipper New York municipal debt funds category average, which was 5.45% for the same period./1/

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Given our concerns early in the period that U.S. economic growth could pick up and interest rates potentially rise sooner than anticipated, we structured the fund more defensively to help mitigate the effects of a possible rise in interest rates. Our strategy entailed focusing on bonds with higher coupons, maintaining a lower average life than in recent years, and maintaining a short position in

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended March 31, 2004, calculated among the 106 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

                7 Smith Barney Muni Funds | 2004 Annual Report

                 SMITH BARNEY MUNI FUNDS -- NEW YORK PORTFOLIO
                             PERFORMANCE SNAPSHOT
                             AS OF MARCH 31, 2004
                           (excluding sales charges)

                                                      6 Months 12 Months
Class A Shares                                          1.35%    3.87%
Lehman Brothers Municipal Bond Index                    3.12%    5.86%
Lipper New York Municipal Debt Funds Category Average   2.86%    5.45%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.17%, Class L shares returned 1.15% and Class Y shares returned 1.52% over the six months ended March 31, 2004. Excluding sales charges, Class B shares returned 3.35%, Class L shares returned 3.30% and Class Y shares returned 4.13% over the 12 months ended March 31, 2004.

   Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

   All index performance reflects no deduction for fees, expenses or taxes. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended March 31, 2004, calculated among the 108 funds for the six-month period and among the 106 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

   Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


U.S. Treasury futures./iii/ Although this conservative strategy at times limited the fund's full participation in market rallies, it helped reduce the impact on the fund during times when bond prices declined, particularly early in the summer and after the reporting period ended.

Investment Approach
Considering the recent yields on New York State general obligation ("GO") bonds and accounting for their relative credit risk given New York's fiscal situation, as of the period's close, the fund held only one New York State GO. Rather, the fund did hold a significant quantity of revenue bonds, which are backed by the generally stable revenue streams of specific public works. The portfolio's heaviest revenue bond exposure in terms of sectors was in education, transportation, water and sewer, hospitals and government facilities./iv/ Over the fund's fiscal year, the hospitals sector in particular was among the leading performers returning 7.80%, while housing was the worst performer returning 4.36%./v/ The fund had more exposure to these sectors not because we targeted

                8 Smith Barney Muni Funds | 2004 Annual Report specific industries. Rather, we felt many of these issues had more appealing yields and offered better relative values on a risk/reward basis when we invested in them.

Given the pick-up in the economy, shareholders in our funds have asked us on the municipal bond desk about the long-term value of municipal securities in the recent environment. Although rising interest rate environments exert pricing pressure on bonds in general, particularly U.S. Treasuries, which have tended to be more sensitive to interest rate movements than municipals, higher-rated municipal securities remain a viable long-term investment for suitable investors' conservative investment dollars as part of their broader, balanced portfolios. However, it's important to consider the fund's overall maturity concentration, as longer-term issues are more sensitive to interest rate movements than shorter-term issues, and duration, which is a measure of a portfolio's overall sensitivity to such rate activity. Therefore, as of the period's close, we maintained a lower-duration approach. Rather than commit a substantial portion of the fund's assets to low-yielding, short-term instruments, the fund maintained an emphasis on longer-term, premium-priced higher-coupon callable bonds for their favorable tax-exempt income streams. However, it continued to hold a short position in U.S. Treasury bond futures to help hedge the overall portfolio against some of the effects of potential rate increases on these holdings. As of the period's close, the fund's average maturity was approximately 15.6 years, while its average life was 5.9 years./vi/

Municipals Markets Review
In order to help boost economic activity, last spring the Fed reduced its target for the federal funds rate,/vii/ which dropped to four-decade lows. As a result, the yields on tax-exempt money market instruments continued to fall. The prices of U.S. Treasury bonds plunged through the early summer as stronger-than-expected economic growth data for the second calendar quarter generated concerns that inflation could become more pronounced and interest rates rise, as bond prices move inversely to the direction of interest rate movements. During this tumultuous time, however, municipal bonds collectively held up better than U.S. Treasury bonds, although the broader bond markets stabilized as the summer came to a close. By August, evidence of an improvement in the economy emerged, and as a result the yields on longer-term bonds, which move opposite to their prices, started to rise. However, many investors believed the Fed would likely leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite

                9 Smith Barney Muni Funds | 2004 Annual Report the 8.2% annual growth in gross domestic product ("GDP")/viii/ over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

Investors Question the Fed's Patience
Bond investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."/ix/ However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before led many investors to question when the Fed's patience would run out.

Estimates of calendar fourth-quarter 2003 GDP annual growth released during the period registered at 4.1%./viii/ This rate was below third-quarter 2003 results but exceeded levels early from last year. Furthermore, in recent testimony to Congress, Fed Chairman Alan Greenspan revealed that the Fed raised its expectations for economic growth. Despite the momentum behind the U.S. economy, over the first calendar quarter of this year, the Lehman Brothers Municipal Bond Index returned 1.73% amid lackluster employment data.

Although the national economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data/x/ released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,/x/ marking the largest number since April 2000./xi/ This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

The Economic State of New York/xii/
According to Standard & Poor's, New York State is anticipated to close with a general fund balance of $1 billion for fiscal 2003 to 2004. Given the benefit of both unanticipated federal monies and temporary tax increases that were approved after a particularly difficult budgetary process, New York State successfully positioned itself for a favorable closing. Standard & Poor's recent rating on the state's general obligation bonds was AA, but Standard & Poor's outlook is negative.

Thank you for your investment in the Smith Barney Muni Funds -- New York Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

                10 Smith Barney Muni Funds | 2004 Annual Report

Sincerely,

/s/ Joseph P. Deane               /s/ David T. Fare
Joseph P. Deane                   David T. Fare
Vice President and                Vice President and
Investment Officer                Investment Officer

April 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 22 through 31 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of March 31, 2004 were: Education (27.2%); Transportation (19.3%); Hospital (11.6%); Water & Sewer (8.5%); Government Facilities (7.4%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, the fund's investments are subject to interest rate and credit risk. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund's losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/ The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
/ii/ Source: Lehman Brothers. This subindex is a broad measure of the market for New York municipal bonds with maturities of at least one year.
/iii/ Derivatives, such as options and futures, can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.
/iv/ Percentages are based on net asset values as a percentage of fund assets on March 31, 2004.
/v/ Based upon the performance of subindices of the Lehman Brothers Municipal Bond Index reflective of the performance of municipal bonds in each respective sector category over the 12-month reporting period.
/vi/ Although the average life measurement takes into account the earliest dates at which callable bonds in the fund may be called rather than the final maturity dates on callable issues, there are no assurances that callable bonds will be called/redeemed on their call dates prior to maturity.
/vii/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/viii/Source for GDP growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ix/  Source: Federal Reserve (January 28, 2004).
/x/   Source: U.S. Department of Labor (April 1, 2004).
/xi/  Source: Lehman Brothers.
/xii/ Source: Standard & Poor's (Public Finance Report Card, April 2004).

                11 Smith Barney Muni Funds | 2004 Annual Report

                              NEW YORK PORTFOLIO

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                               Without Sales Charges/(1)/
                            --------------------------------
                            Class A  Class B  Class L Class Y
-------------------------------------------------------------
Twelve Months Ended 3/31/04   3.87%    3.35%   3.30%   4.13%
-------------------------------------------------------------
Five Years Ended 3/31/04      4.80     4.25    4.20     N/A
-------------------------------------------------------------
Ten Years Ended 3/31/04       6.16      N/A    5.55     N/A
-------------------------------------------------------------
Inception* through 3/31/04    6.72     6.42    5.48    5.23
-------------------------------------------------------------

                                 With Sales Charges/(2)/
                            --------------------------------
                            Class A  Class B  Class L Class Y
-------------------------------------------------------------
Twelve Months Ended 3/31/04  (0.29)%  (1.12)%  2.30%   4.13%
-------------------------------------------------------------
Five Years Ended 3/31/04      3.94     4.08    4.20     N/A
-------------------------------------------------------------
Ten Years Ended 3/31/04       5.73      N/A    5.55     N/A
-------------------------------------------------------------
Inception* through 3/31/04    6.47     6.42    5.48    5.23
-------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                             Without Sales Charges/(1)/
        ---------------------------------------------------------------
        Class A (3/31/94 through 3/31/04)              81.80%
        --------------------------------------------------------------
        Class B (Inception* through 3/31/04)           79.26
        --------------------------------------------------------------
        Class L (3/31/94 through 3/31/04)              71.66
        --------------------------------------------------------------
        Class Y (Inception* through 3/31/04)           17.95
        --------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class L shares is no longer imposed effective February 2, 2004.
 + All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 * Inception dates for Class A, B, L and Y shares are January 16, 1987, November 11, 1994, January 8, 1993 and January 4, 2001, respectively.

                12 Smith Barney Muni Funds | 2004 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)

                Value of $10,000 Invested in Class A Shares of
                          the New York Portfolio vs.
                 the Lehman Brothers Municipal Bond Index and
                 Lipper New York Municipal Debt Funds Average+
--------------------------------------------------------------------------------
                           March 1994 -- March 2004

                           [CHART]

           New York        Lehman Brothers    Lipper New York
          Portfolio--         Municipal        Municipal Debt
        Class A Shares       Bond Index        Funds Average
      ------------------   ---------------    ---------------
3/94          9,603             10,000             10,000
3/95         10,210             10,744             10,549
3/96         11,100             11,645             11,277
3/97         11,708             12,278             11,827
3/98         13,092             13,594             13,082
3/99         13,813             14,437             13,761
3/00         13,591             14,424             13,449
3/01         15,028             16,000             14,878
3/02         15,502             16,612             15,323
3/03         16,808             18,253             16,596
3/04         17,458             19,323             17,500


+Hypothetical illustration of $10,000 invested in Class A shares on March 31, 1994, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through November 6, 1994 and thereafter at net asset value) and capital gains, if any, at net asset value through March 31, 2004. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper New York Municipal Debt Funds Average is composed of the Fund's peer group of mutual funds (106 funds as of March 31, 2004). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                13 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS                                         MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT       RATING(a)                      SECURITY                            VALUE
------------------------------------------------------------------------------------------------
                          Albany IDA Civic Facilities University at Albany
                           AMBAC-Insured:
$  5,055,000    A-1          Series A 0.99% VRDO                              $     5,055,000
   8,090,000    A-1          Series B 0.99% VRDO                                    8,090,000
  11,200,000    A-1          Series C 0.99% VRDO                                   11,200,000
  15,935,000    A-1          Series D 0.99% VRDO                                   15,935,000
                          Brookhaven GO:
     300,000    Aaa*        FGIC-Insured 5.00% due 5/15/04                            301,457
     400,000    AAA         MBIA-Insured 2.00% due 8/15/04                            401,471
                          Chautauqua County IDA:
   7,100,000    A-1+        Gerry Homes Project Series A 1.00% VRDO AMT             7,100,000
   4,200,000    Aa2*        Red Wing Co. Project 0.98% VRDO                         4,200,000
   2,000,000    MIG 1*    Connetquot CSD GO TAN 2.00% due 6/30/04                   2,004,974
   5,720,000    A-1+      Dutchess County IDA Marist College Series 98A
                           1.02% VRDO                                               5,720,000
                          Erie County:
  15,000,000    MIG 1*      GO RAN Series A 1.50% due 6/23/04                      15,020,227
   1,985,000    VMIG 1*     IDA Rosina Food Products Inc. 1.10% VRDO                1,985,000
     510,000    Aaa*      Frewsburg CSD GO FGIC-Insured 1.50% due 6/15/04             510,518
                          Garden City UFSD GO TAN:
   4,000,000    NR+         1.50% due 6/29/04                                       4,005,128
   1,000,000    NR+         1.75% due 6/29/04                                       1,001,886
   2,720,000    A-1       Genesee County IDR RJ Properties Project 1.04%
                           VRDO AMT                                                 2,720,000
   2,900,000    A-1+      Great Neck North Water Authority System Series A
                           1.03% VRDO                                               2,900,000
   3,532,000    NR++      Greenburgh GO BAN 1.75% due 9/30/04                       3,545,123
   4,500,000    NR+       Hampton Bays UFSD TAN 1.50% due 6/24/04                   4,505,932
                          Jay Street Development Corp. Court Facilities Lease
                           Revenue:
  15,200,000    A-1+         Series A-1 1.03% VRDO                                 15,200,000
  12,500,000    A-1+         Series A-2 0.95% VRDO                                 12,500,000
  22,375,000    A-1+         Series A-3 1.00% VRDO                                 22,375,000
   2,830,000    A-1+      Lancaster IDA Sealing Devices Inc. 1.10% VRDO AMT         2,830,000
   3,500,000    A-1       Lewis County IDA Climax Manufacturing Co. Project
                           1.04% VRDO AMT                                           3,500,000
                          Long Island Power Authority:
  17,600,000    A-1+        Series 1A 1.05% VRDO                                   17,600,000
   3,150,000    A-1+        Series 2 Subseries 2B 1.10% VRDO                        3,150,000
   1,800,000    A-1+        Series 3B 1.10% VRDO                                    1,800,000
   3,000,000    A-1+        Series 7-B MBIA-Insured 1.03% VRDO                      3,000,000
   3,445,000    A-1+        Series D FSA-Insured 1.05% VRDO                         3,445,000
   3,200,000    A-1+        Series E FSA-Insured 1.00% VRDO                         3,200,000
  15,055,000    A-1+        Series F FSA-Insured 1.03% VRDO                        15,055,000

                      See Notes to Financial Statements.

                14 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                        SECURITY                              VALUE
----------------------------------------------------------------------------------------------
$  2,200,000 A-1+        Series H FSA-Insured 1.03% VRDO                       $     2,200,000
  26,070,000 A-1+        Series PA-368 PART 1.09% VRDO                              26,070,000
   6,000,000 MIG 1*    Massapequa UFSD GO TAN 1.50% due 6/29/04                      6,012,683
                       Metropolitan Transportation Authority:
                         AMBAC-Insured:
  10,000,000 A-1          Series G-1 1.01% VRDO                                     10,000,000
   5,000,000 A-1+         Series G-2 1.01% VRDO                                      5,000,000
   4,900,000 A-1+        BAN Series CP-1A Subseries A 0.95% due 6/2/04 TECP          4,900,000
                         FSA-Insured:
  10,800,000 VMIG 1*      Munitop Series 99-2 PART 1.04% VRDO                       10,800,000
  41,570,000 A-1+         Series B 1.01% VRDO                                       41,570,000
  20,400,000 A-1+         Series D-1 1.00% VRDO                                     20,400,000
   2,000,000 A-1+         Series D-2 1.00% VRDO                                      2,000,000
   8,000,000 NR+       Middle Country CSD TAN 1.50% due 6/25/04                      8,011,048
                       Monroe County IDA:
     340,000 A-1         JADA Precision Plastic Project Series 97
                          1.04% VRDO AMT                                               340,000
   9,620,000 VMIG 1*     Rochester Institute of Technology Project Series A
                          1.00% VRDO                                                 9,620,000
   1,400,000 VMIG 1*     St. Ann's Nursing Home for the Aged Project
                          0.99% VRDO                                                 1,400,000
                       Municipal Assistance Corp. for City of New York:
   2,500,000 AA+         Series E 6.00% due 7/1/04                                   2,531,342
   1,000,000 AA+         Series H 5.50% due 7/1/04                                   1,011,300
   1,880,000 AA+         Series J 6.00% due 7/1/04                                   1,903,618
   3,500,000 SP-1+     Nassau County GO TAN Series A 2.00% due 4/15/04               3,507,607
                       Nassau County IDA:
   3,495,000 A-1+        Cold Spring Harbor Lab 1.12% VRDO                           3,495,000
   2,990,000 A-1         Rubbies Costume Co. Project 1.04% VRDO                      2,990,000
                       New York City GO:
  15,000,000 SP-1+       RAN Series A 2.00% due 4/15/04                             15,006,104
   8,000,000 A-1+        Series 95 E-5 1.05% VRDO                                    8,000,000
  16,605,000 A-1+        Series 95 F-4 1.05% VRDO                                   16,605,000
  30,000,000 A-1+        Series A-3 1.05% VRDO                                      30,000,000
   4,800,000 A-1+        Series C-2 1.05% VRDO                                       4,800,000
  10,000,000 A-1         Series H-6 1.01% VRDO                                      10,000,000
   5,995,000 A-1         Series PA 624 AMBAC-Insured PART 1.05% VRDO                 5,995,000
     600,000 A-1+        Series SGB 35 AMBAC-Insured PART 1.04% VRDO                   600,000
                       New York City HDC MFH FNMA-Insured:
  48,000,000 A-1         2 Gold Street Series A 1.05% VRDO                          48,000,000
  15,000,000 A-1+        63 Wall Street Series A 1.01% VRDO                         15,000,000
  11,000,000 A-1+        90 West Street Series A 1.03% VRDO                         11,000,000
  12,000,000 A-1+        96th Street Association Monterey Series A 1.03% VRDO       12,000,000

                      See Notes to Financial Statements.

                15 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT      RATING(a)                     SECURITY                             VALUE
--------------------------------------------------------------------------------------------
$ 10,200,000   A-1+        Carnegie Park Series A 1.03% VRDO                 $    10,200,000
   9,700,000   A-1+        Tribeca Tower Series A 1.08% VRDO AMT                   9,700,000
                         New York City IDA IDR:
   3,950,000   VMIG 1*     Ahava Food Corp. Project 1.05% VRDO AMT                 3,950,000
   9,300,000   VMIG 1*     Center for Jewish History Project 1.00% VRDO            9,300,000
   5,800,000   A-1+        Children's Oncology Society 1.05% VRDO                  5,800,000
   4,900,000   A-1+        Gary Plastic Packaging Corp. Series 98 1.05%
                            VRDO AMT                                               4,900,000
   4,205,000   A-1+        Linear Lighting Corp. Project 1.05% VRDO AMT            4,205,000
   2,000,000   A-1+        MSMC Realty Corp. Project 1.01% VRDO                    2,000,000
   2,795,000   VMIG 1*     Peninsula Hospital Center Project 1.04% VRDO            2,795,000
   4,000,000   NR+         Planned Parenthood Project 1.00% VRDO                   4,000,000
   1,560,000   A-1+        PS Bibbs Inc. 1.15% VRDO AMT                            1,560,000
                         New York City Municipal Water Finance Authority:
                           Fiscal 2003:
   8,000,000   A-1          Series C-2 1.00% VRDO                                  8,000,000
  16,300,000   A-1+         Series C-3 1.10% VRDO                                 16,300,000
                           Series 1:
   7,500,000   A-1+         0.94% due 4/1/04 TECP                                  7,500,000
   5,000,000   A-1+         0.94% due 4/7/04 TECP                                  5,000,000
  30,000,000   A-1+        Series 5B 1.00% due 7/1/04 TECP                        30,000,000
  10,000,000   A-1         Series 687 MBIA-Insured PART 1.05% VRDO                10,000,000
     800,000   A-1+        Series F-1 1.13% VRDO                                     800,000
   5,000,000   A-1+        Series F-2 1.02% VRDO                                   5,000,000
   3,500,000   A-1+        Series G FGIC-Insured 1.10% VRDO                        3,500,000
                         New York City TFA:
                           Future Tax Secured:
  22,965,000   A-1+         Series A-2 1.05% VRDO                                 22,965,000
   2,700,000   A-1+         Series B 1.10% VRDO                                    2,700,000
   4,000,000   A-1+         Series C 1.02% VRDO                                    4,000,000
  14,920,000   A-1         MSTC Series 122 PART 1.06% VRDO                        14,920,000
                           New York City Recovery:
  32,000,000   A-1+         Series 1 1.05% VRDO                                   32,000,000
   1,000,000   A-1+         Series 2A 1.10% VRDO                                   1,000,000
     500,000   A-1+         Series 2F 1.12% VRDO                                     500,000
   1,000,000   A-1+         Series 3B 1.15% VRDO                                   1,000,000
   1,300,000   A-1+         Series 3E 1.12% VRDO                                   1,300,000
   3,035,000   VMIG 1*      Series 162 AMBAC-Insured PART 1.05% due 7/1/04         3,035,000
                         New York City Trust for Cultural Resources:
   1,225,000   VMIG 1*     Asia Society 1.00% VRDO                                 1,225,000
   3,000,000   A-1         Museum of Broadcasting 0.99% VRDO                       3,000,000
   3,300,000   A-1         Museum of Modern Art Series 596 AMBAC-Insured
                            PART 1.05% VRDO                                        3,300,000
   1,130,000   A-1+        Soloman R. Guggenheim Museum Series B
                            0.99% VRDO                                             1,130,000

                      See Notes to Financial Statements.

                16 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                        SECURITY                             VALUE
------------------------------------------------------------------------------------------------
                       New York State Dormitory Authority:
                         Columbia University:
$ 11,800,000 A-1+         0.97% due 6/1/04 TECP                               $    11,800,000
   5,000,000 A-1+         Series B 1.03% due 3/8/05                                 5,000,000
   2,000,000 A-1+         Series SGA 132 PART 1.06% VRDO                            2,000,000
                         Cornell University:
  11,000,000 A-1+         0.93% due 5/24/04 TECP                                   11,000,000
   8,000,000 A-1+         0.95% due 5/24/04 TECP                                    8,000,000
   6,780,000 A-1         Glen Eddy Inc. 1.00% VRDO                                  6,780,000
                         Mental Health Services:
  35,000,000 A-1+         Series 2B FSA-Insured 1.00% VRDO                         35,000,000
   3,000,000 A-1+         Series 2C MBIA-Insured 1.00% VRDO                         3,000,000
  51,100,000 A-1+         Series 2E 1.00% VRDO                                     51,100,000
   2,500,000 A-1+         Series 2H 1.00% VRDO                                      2,500,000
   2,000,000 A-1+         Series D-2A MBIA-Insured 1.00% VRDO                       2,000,000
                         Metropolitan Museum of Art:
   9,280,000 A-1+         Series A 1.00% VRDO                                       9,280,000
   4,240,000 A-1+         Series B 1.00% VRDO                                       4,240,000
                         New York Public Library MBIA-Insured:
   5,830,000 A-1          Series 99A 1.03% VRDO                                     5,830,000
   9,490,000 A-1          Series B 1.03% VRDO                                       9,490,000
   5,930,000 VMIG 1*     Oxford University Press Inc. 1.00% VRDO                    5,930,000
   9,675,000 VMIG 1*     Rochester Institute of Technology Series B
                          AMBAC-Insured 0.97% VRDO                                  9,675,000
   1,865,000 A-1+        Rockefeller University Series A 1.00% VRDO                 1,865,000
   1,125,000 AAA         School District Financing Program Series A
                          MBIA-Insured 3.50% due 10/1/04                            1,138,450
   7,842,500 VMIG 1*     State Personal Income Tax Revenue Series 821
                          FGIC-Insured PART 1.20% due 2/10/05                       7,842,500
                         State University Series PA:
   9,945,000 A-1          622 PART 1.09% VRDO                                       9,945,000
  15,170,000 A-1          842 FGIC-Insured PART 1.04% VRDO                         15,170,000
  13,280,000 VMIG 1*   New York State Energy Research & Development Authority
                         Long Island Lighting Co. Series A 1.08% VRDO AMT          13,280,000
                       New York State Environmental Facilities Corp.:
                         Clean Water and Drinking:
   9,990,000 A-1          MSTC Series 9040 PART 1.07% VRDO                          9,990,000
   9,170,000 A-1          Series PT-409 PART 1.20% due 4/15/04                      9,170,000
  15,000,000 A-1+        Series 1997A 0.98% due 8/10/04 TECP                       15,000,000
                       New York State GO:
                         Series 1998A TECP:
  12,400,000 A-1+         0.92% due 6/1/04                                         12,400,000
  40,500,000 A-1+         0.95% due 6/1/04                                         40,500,000
  14,200,000 A-1+        Series A 1.05% due 10/7/04                                14,200,000
   8,860,000 A-1+        Series B 1.02% due 8/5/04                                  8,860,000

                      See Notes to Financial Statements.

                17 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                      SECURITY                             VALUE
-------------------------------------------------------------------------------------------
                       New York State HFA:
$  3,300,000 VMIG 1*     20 River Terrace Series A 1.05% VRDO               $     3,300,000
   1,700,000 VMIG 1*     240 East 39th Street FNMA-Insured 1.08% VRDO AMT         1,700,000
  11,800,000 VMIG 1*     750 Sixth Avenue Series A FNMA-Insured
                          1.08% VRDO AMT                                         11,800,000
   6,000,000 VMIG 1*     Biltmore Towers Series A 1.08% VRDO AMT                  6,000,000
   9,000,000 VMIG 1*     Historic Front Street Series A 1.02% VRDO                9,000,000
  28,300,000 VMIG 1*     Parkledge Apartments Series A FHLMC-Insured
                          1.02% VRDO AMT                                         28,300,000
                         Service Contract Revenue:
  37,500,000 A-1+         Series A 1.05% VRDO                                    37,500,000
   7,000,000 A-1+         Series C 1.05% VRDO                                     7,000,000
   4,200,000 VMIG 1*     Theatre Row Series A 1.29% VRDO AMT                      4,200,000
   2,500,000 VMIG 1*     Theatre Row Tower Series A 1.29% VRDO AMT                2,500,000
  10,000,000 VMIG 1*     Worth Street Series A FNMA-Insured 1.07% VRDO AMT       10,000,000
                       New York State LGAC:
  35,400,000 A-1+        Series 3V FGIC-Insured 1.05% VRDO                       35,400,000
  10,000,000 A-1+        Series 4V FSA-Insured 1.05% VRDO                        10,000,000
  10,000,000 A-1+        Series 8V 1.05% FSA-Insured VRDO                        10,000,000
  36,850,000 A-1+        Series 93A 1.03% VRDO                                   36,850,000
   1,200,000 A-1+        Series 95E 1.03% VRDO                                    1,200,000
     250,000 AAA         Series A FGIC-Insured 5.00% due 4/1/04                     250,000
     660,000 VMIG 1*   New York State Mortgage Agency MERLOT Series B-3
                        PART 1.11% VRDO                                             660,000
                       New York State Power Authority:
  25,000,000 A-1+        0.95% due 9/1/04                                        25,000,000
  10,000,000 A-1         Series 1 1.00% due 5/10/04 TECP                         10,000,000
                         Series 2 TECP:
  15,000,000 A-1          0.95% due 5/6/04                                       15,000,000
  10,000,000 A-1          0.95% due 5/10/04                                      10,000,000
   9,600,000 A-1          0.95% due 7/2/04                                        9,600,000
  16,000,000 A-1         Series 5 1.03% VRDO                                     16,000,000
   1,510,000 Aa2*        Series C 5.00% due 2/15/05                               1,561,627
                       New York State Thruway Authority:
  15,750,000 A-1+        0.96% due 5/12/04 TECP                                  15,750,000
  16,000,000 A-1+        0.94% due 8/5/04 TECP                                   16,000,000
  19,500,000 A-1+        0.95% due 10/7/04 TECP                                  19,500,000
   8,845,000 A-1         MSTC Series 120 FGIC-Insured PART 1.06% VRDO             8,845,000
   5,000,000 A-1+        Series SGA 66 PART 1.06% VRDO                            5,000,000
                       New York State Urban Development Corp. PART:
   8,000,000 VMIG 1*     MERLOT Series N AMBAC-Insured 1.06% VRDO                 8,000,000
  21,490,000 A-1+        Putter 313 1.03% VRDO                                   21,490,000
   1,235,000 VMIG 1*   Oneida County IDA Hamilton College MBIA-Insured
                        0.98% VRDO                                                1,235,000

                      See Notes to Financial Statements.

                18 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT       RATING(a)                        SECURITY                             VALUE
---------------------------------------------------------------------------------------------------
$  1,875,000    A-1       Oneida County IDR Harden Furniture Series 98
                           1.04% VRDO                                            $     1,875,000
  31,025,000    A-1+      Oneida Indian Nation Series 2002 1.02% VRDO                 31,025,000
                          Onondaga County IDA:
   3,405,000    A-1         Syracuse Executive Air 1.04% VRDO AMT                      3,405,000
   5,570,000    A-1+        Syracuse Research Corp. 1.00% VRDO                         5,570,000
                          Ontario County IDR:
   1,815,000    A-1+        Dixit Enterprises Series B 1.10% VRDO AMT                  1,815,000
   8,000,000    VMIG 1*     Frederick Ferris Thompson Hospital 1.04% VRDO              8,000,000
   2,830,000    A-1+      Oswego County IDR Fulton Thermal Corp.
                           1.04% VRDO AMT                                              2,830,000
                          Port Authority of New York & New Jersey:
   7,860,000    A-1+        Putter Series 177 MBIA-Insured PART 1.09% VRDO             7,860,000
   3,500,000    NR++        Series 98-1 Equipment Notes 1.20% VRDO AMT                 3,500,000
   3,500,000    NR++        Series 98-2 Equipment Notes 1.10% VRDO                     3,500,000
   4,755,000    A-1         Series 646 FSA-Insured PART 1.02% VRDO                     4,755,000
  20,500,000    A-1+        Series 2000-A 0.95% due 5/4/04 TECP AMT                   20,500,000
                            Series B TECP:
     810,000    A-1+         0.94% due 4/7/04                                            810,000
   2,520,000    A-1+         0.97% due 6/1/04                                          2,520,000
                            Versatile Structure Obligation:
  12,100,000    A-1+         Series 95-3 1.11% VRDO                                   12,100,000
  23,880,000    A-1+         Series 96-5 1.11% VRDO                                   23,880,000
                          Puerto Rico Commonwealth Highway & Transportation
                           Authority:
  11,550,000    A-1          Series A AMBAC-Insured 1.03% VRDO                        11,550,000
   3,665,000    A-1+         Series PA 472 1.01% FSA-Insured VRDO                      3,665,000
   2,900,000    A-1+      Puerto Rico Electric Power Authority MBIA-Insured PART
                           1.04% VRDO                                                  2,900,000
                          Puerto Rico GO:
   1,060,000    AAA         MBIA-Insured 5.30% due 7/1/04                              1,071,498
   4,000,000    VMIG 1*     MERLOT Series A44 FGIC-Insured PART 1.05% VRDO             4,000,000
   5,100,000    A-1         Series PA-650 PART 1.05% VRDO                              5,100,000
  30,365,000    SP-1+       TRAN 2.00% due 7/30/04                                    30,464,938
  32,519,000    A-1       Puerto Rico Government Development Bank MBIA-Insured
                           0.92% VRDO                                                 32,519,000
                          Puerto Rico IFA MSTC PART:
  19,995,000    A-1         Series 103 1.04% VRDO                                     19,995,000
  19,995,000    A-1         Series 106 1.04% VRDO                                     19,995,000
   2,050,000    A-1       Puerto Rico MFA Series PA-610 FSA-Insured PART
                           1.01% VRDO                                                  2,050,000
                          Puerto Rico PFC MBIA-Insured PART:
   5,000,000    VMIG 1*     Series 520 1.15% due 8/12/04                               5,000,000
   4,765,000    VMIG 1*     Series 522X MBIA-Insured 1.02% VRDO                        4,765,000

                      See Notes to Financial Statements.

                19 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                        SECURITY                              VALUE
----------------------------------------------------------------------------------------------
$  4,945,000 P-1*      Rotterdam IDA IDR Rotterdam Park Project 1.03% VRDO     $     4,945,000
   2,230,000 P-1*      Schenectady County IDR Scotia Industrial Park Project
                        Series 98A 1.03% VRDO                                        2,230,000
   3,490,000 A-1       St. Lawrence County IDA United Helpers Independent
                        Living Corp. 1.03% VRDO                                      3,490,000
   4,340,000 A-1+      Suffolk County IDR JBC Realty 1.04% VRDO                      4,340,000
  10,000,000 MIG 1*    Syracuse GO RAN Series C 1.75% due 6/30/04                   10,017,557
  20,325,000 A-1+      Tompkins County IDA Civic Facilities Cornell University
                        0.98% VRDO                                                  20,325,000
                       Triborough Bridge & Tunnel Authority:
   7,055,000 A-1+        Putters Series 342 AMBAC-Insured PART 1.03% VRDO            7,055,000
  20,280,000 AAA         Series 72 MBIA-Insured PART 1.06% VRDO                     20,280,000
   9,235,000 VMIG 1*     Series 109 PART 1.11% VRDO                                  9,235,000
  12,280,000 A-1+        Series A FSA-Insured 1.05% VRDO                            12,280,000
  30,400,000 A-1+        Series C AMBAC-Insured 1.01% VRDO                          30,400,000
  17,600,000 A-1+        Series F 1.00% VRDO                                        17,600,000
   6,500,000 A-1+      Troy IDA Rensselaer Polytech Institute Series E
                        1.00% VRDO                                                   6,500,000
   5,000,000 SP-1+     Ulster County BAN 1.75% due 6/11/04                           5,007,197
     500,000 AAA       Virgin Islands PFA Federal Highway Reimbursement Loan
                        Note 3.50% due 9/1/04                                          505,165
   5,055,000 A-1+      Westchester County IDA Boys & Girls Club Project
                        1.02% VRDO                                                   5,055,000
   2,430,000 A-1       Yates IDR Coach Equipment Manufacturing Corp.
                        1.04% VRDO AMT                                               2,430,000
                       Yonkers IDA Consumers Union Facilities:
   2,400,000 VMIG 1*     1.02% VRDO                                                  2,400,000
   6,020,000 A-1+        AMBAC-Insured 1.02% VRDO                                    6,020,000
----------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100.0%
                       (Cost -- $1,964,973,350**)                              $ 1,964,973,350
----------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.
++ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees has determined that the security presents minimal credit risk.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 32 through 34 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

                20 Smith Barney Muni Funds | 2004 Annual Report

 SUMMARY OF INVESTMENTS BY INDUSTRY*

                        NEW YORK MONEY MARKET PORTFOLIO

                         Transportation          17.9%
                         General Obligation      16.3
                         Housing                 11.7
                         Finance                  9.7
                         Education                8.7
                         Utilities                7.8
                         Hospital                 6.1
                         Industrial Development   5.6
                         Water and Sewer          5.0
                         Government Facilities    3.0
                         Other                    8.2
                         -----------------------------
                                                100.0%
                         -----------------------------

* As a percentage of total investments. Please note that Fund holdings are as of March 31, 2004 and are subject to change.


                21 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                          NEW YORK PORTFOLIO

    FACE
   AMOUNT       RATING(a)                             SECURITY                                  VALUE
---------------------------------------------------------------------------------------------------------
Education -- 27.6%
$  2,755,000    Aaa*      Albany IDA, Civic Facility Revenue, (St. Rose Project), Series A,
                           AMBAC-Insured, 5.375% due 7/1/31                                 $   2,957,603
                          Amherst IDA, Civic Facilities Revenue, UBF Faculty-Student
                           Housing, Series B, AMBAC-Insured:
   1,000,000    AAA          5.125% due 8/1/20                                                  1,087,040
   3,615,000    AAA          5.250% due 8/1/31                                                  3,847,661
                          Madison County IDA, Civic Facilities Revenue, (Colgate
                           University Project), Series B:
   2,250,000    AA-          5.000% due 7/1/23                                                  2,346,233
   2,000,000    AA-          5.000% due 7/1/33                                                  2,065,600
                          New York State Dormitory Authority Revenue Bonds:
                            City University Systems:
  16,925,000    AAA          3rd Generation, Series 1, FGIC-Insured,
                              5.250% due 7/1/25 (b)                                            17,814,409
                             4th Generation, Series A:
     625,000    AA-           5.250% due 7/1/31                                                   652,856
   2,840,000    AA-           2 MBIA/IBC-Insured, (Call 7/1/08 @ 101),
                               5.000% due 7/1/28 (c)                                            3,209,399
   5,375,000    AA-           Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)                          6,186,625
   1,660,000    AA-          MBIA-Insured, 5.000% due 7/1/28                                    1,710,530
                             Series A, FGIC-Insured:
   5,825,000    AAA           5.625% due 7/1/16                                                 6,863,656
  14,000,000    AAA           2nd Generation, 5.000% due 7/1/16 (b)                            15,125,180
   7,000,000    AAA          Series B, FSA-Insured, 6.000% due 7/1/14                           8,481,130
   2,500,000    A3*          Series C, 7.500% due 7/1/10                                        2,953,600
   2,000,000    AAA         Columbia University, 5.000% due 7/1/18                              2,148,320
   1,300,000    A-1+        Cornell University, Series B, 1.120% due 7/1/25 (d)                 1,300,000
                            Court Facilities, City of New York Issue:
   5,000,000    A            6.000% due 5/15/39                                                 5,524,900
   3,000,000    AAA          AMBAC-Insured, 5.750% due 5/15/30                                  3,389,100
   2,000,000    AA-         Department of Education, 5.000% due 7/1/24                          2,077,860
   5,000,000    AAA         New School University, MBIA-Insured, 5.000% due 7/1/29              5,171,350
  10,260,000    AAA         Rockefeller University, 5.000% due 7/1/28 (b)                      10,592,424
   1,000,000    AA-         School Improvement Program, 5.000% due 7/1/18                       1,057,830
   1,150,000    AAA         St. John's University, MBIA-Insured, 5.250% due 7/1/25              1,206,925
                            State University Dormitory Facility, FGIC-Insured, (Call
                             7/1/11 @ 100):
   1,000,000    AAA           5.500% due 7/1/26 (c)                                             1,167,200
   1,000,000    AAA           5.500% due 7/1/27 (c)                                             1,167,200
  12,000,000    AAA           5.100% due 7/1/31 (b)(c)                                         13,695,240

                      See Notes to Financial Statements.

                22 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                      NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Education -- 27.6% (continued)
                         State University Educational Facility:
                          Series A:
$ 12,750,000 AAA           FGIC-Insured, (Call 5/15/12 @ 101),
                            5.000% due 5/15/27 (b)(c)                             $  14,574,525
  12,110,000 AAA           FSA-Insured, 5.875% due 5/15/17 (b)                       14,601,632
   7,030,000 AAA           MBIA-Insured, 5.000% due 5/15/16                           7,535,949
                          Series B:
     676,000 AA-           7.500% due 5/15/11                                           814,688
   5,000,000 AAA           FGIC-Insured, 5.250% due 5/15/19                           5,691,250
   5,000,000 AAA           FSA-Insured, (Call 5/15/10 @ 101),
                            5.500% due 5/15/30 (c)                                    5,850,800
                         University of Rochester, Series A:
   7,370,000 A+           Call 7/1/04 @ 102, 6.500% due 7/1/19 (c)                    7,614,242
                          MBIA-Insured:
   3,915,000 AAA           5.000% due 7/1/16                                          4,219,822
   2,300,000 AAA           5.000% due 7/1/27                                          2,370,909
                       Rensselaer County IDA, Civic Facilities Revenue Bonds,
                         (Polytechnic Institute Dormitory Project):
   5,430,000 A+           Series A, 5.125% due 8/1/29                                 5,618,475
   5,820,000 A+           Series B, 5.125% due 8/1/27                                 6,027,599
                       Schenectady IDA, Civic Facilities Revenue Bonds,
                         (Union College Project), Series A, AMBAC-Insured:
   2,000,000 Aaa*         5.375% due 12/1/19                                          2,219,320
   1,725,000 Aaa*         5.000% due 7/1/22                                           1,826,948
   3,000,000 Aaa*         5.450% due 12/1/29                                          3,221,700
   2,390,000 Aaa*         5.625% due 7/1/31                                           2,654,955
                       Taconic Hills School District at Craryville, FGIC-Insured,
                        State Aid Withholding:
   1,420,000 Aaa*         5.000% due 6/15/25                                          1,480,975
     700,000 Aaa*         5.000% due 6/15/26                                            729,078
   3,000,000 Aaa*      Teachers College, MBIA-Insured, 5.000% due 7/1/22              3,161,220
-----------------------------------------------------------------------------------------------
                                                                                    214,013,958
-----------------------------------------------------------------------------------------------
Finance -- 4.7%
                       New York City Transitional Finance Authority Revenue:
                         Future Tax Secured:
   1,000,000 A-1+         Series B, 1.100% due 2/1/31 (d)                             1,000,000
                          Series C:
   2,200,000 A-1+          1.080% due 5/1/28 (d)                                      2,200,000
  10,000,000 AA+           Call 5/1/10 @ 101, 5.500% due 11/1/29 (b)(c)              11,692,300
   1,500,000 A-1          Sub-Series C5, 1.080% due 8/1/31 (d)                        1,500,000
                         NYC Recovery:
   2,100,000 A-1+         Sub-Series 1C, 1.080% due 11/1/22 (d)                       2,100,000

                      See Notes to Financial Statements.

                23 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004


                                         NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                            SECURITY                                 VALUE
----------------------------------------------------------------------------------------------------
Finance -- 4.7% (continued)
$  4,200,000 A-1+         Sub-Series 3B, 1.150% due 11/1/22 (d)                        $   4,200,000
   2,200,000 A-1+         Sub-Series 3H, 1.080% due 11/1/22 (d)                            2,200,000
     300,000 A-1+        Sub-Series 2A, 1.100% due 11/1/22 (d)                               300,000
   5,000,000 AAA       New York State Local Government Assistance Corp., Series B,
                        MBIA-Insured, 4.875% due 4/1/20                                    5,174,400
     435,000 BBB+      New York State Municipal Bond Bank Agency, Special Revenue
                        Program, City of Buffalo, Series A, 6.875% due 3/15/06               437,184
   5,000,000 BBB+      Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29     5,429,250
----------------------------------------------------------------------------------------------------
                                                                                          36,233,134
----------------------------------------------------------------------------------------------------
General Obligation -- 3.2%
                       New York City GO:
   4,000,000 AAA         Series B1, MBIA-Insured, (Call 8/15/04 @ 101),
                          6.950% due 8/15/12 (c)                                           4,126,840
   3,150,000 AAA         Series I, AMBAC-Insured, 7.250% due 8/15/14 (e)                   3,660,867
     500,000 A-1+        Sub-Series A4, LOC-Westdeutsche Landesbank,
                          1.100% due 8/1/23 (d)                                              500,000
     150,000 A-1+        Sub-Series A6, FSA-Insured, 1.100% due 11/1/26 (d)                  150,000
   5,500,000 A-1+        Sub-Series C4, LOC-BNP Paribas Bank,
                          1.030% due 8/1/20 (d)                                            5,500,000
                         Sub-Series E5, LOC-J.P. Morgan Chase Bank:
   1,000,000 A-1+         1.110% due 8/1/09 (d)                                            1,000,000
     100,000 A-1+         1.110% due 8/1/18 (d)                                              100,000
     870,000 A-1+        Sub-Series H3, FSA-Insured, 1.100% due 8/1/23 (d)                   870,000
   2,750,000 AA        New York State GO, 9.875% due 11/15/05                              3,116,135
   4,505,000 Aaa*      North Hempstead GO, Series A, FGIC-Insured,
                        5.000% due 9/1/22                                                  4,715,699
   1,000,000 AAA       Yonkers GO, Series C, FGIC-Insured, State Aid Withholding,
                        5.000% due 6/1/19                                                  1,057,150
----------------------------------------------------------------------------------------------------
                                                                                          24,796,691
----------------------------------------------------------------------------------------------------
Government Facilities -- 7.4%
                       New York State Urban Development Corp. Revenue:
  20,000,000 AA-         Correctional and Youth Facilities, Series A,
                          5.500% due 1/1/17 (b)                                           22,330,800
   3,050,000 AAA         Correctional Capital Facilities, MBIA-Insured,
                          5.000% due 1/1/20                                                3,192,099
                         Correctional Facilities Service Contract:
   6,600,000 AAA          Series C, AMBAC-Insured, (Call 1/1/09 @ 101),
                           6.000% due 1/1/29 (c)                                           7,749,390
  18,400,000 AAA          Series D, FSA-Insured, (Call 1/1/11 @ 100),
                           5.250% due 1/1/30 (b)(c)                                       21,065,056
   3,000,000 AA-         State Facilities, 5.700% due 4/1/20                               3,474,450
----------------------------------------------------------------------------------------------------
                                                                                          57,811,795
----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


                24 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                        NEW YORK PORTFOLIO

    FACE
   AMOUNT       RATING(a)                            SECURITY                                VALUE
---------------------------------------------------------------------------------------------------------
Hospitals -- 11.7%
$  1,620,000    AAA       East Rochester, Housing Authority Revenue, (North Park Nursing
                           Home), GNMA-Collateralized, 5.200% due 10/20/24               $   1,730,435
   5,000,000    AAA       Nassau Health Care Corp., Health System Revenue Bonds,
                           FSA-Insured, 5.500% due 8/1/19                                    5,577,600
                          New York City Health and Hospital Corp. Revenue, Health
                           System, Series A:
   3,000,000    AAA          AMBAC-Insured, 5.000% due 2/15/20                               3,142,440
                             FSA-Insured:
   1,110,000    AAA           5.000% due 2/15/22                                             1,163,569
   3,750,000    AAA           5.125% due 2/15/23                                             3,941,550
                          New York State Dormitory Authority Revenue:
   5,350,000    A1*         Lutheran Center at Poughkeepsie, LOC-Key Bank N.A.,
                             6.050% due 7/1/26                                               5,643,020
                            Mental Health Services Facilities:
                             Series B:
   2,500,000    AA-           5.000% due 2/15/18                                             2,610,750
   4,180,000    AA-           5.625% due 2/15/21                                             4,453,915
   2,820,000    AA-           Call 2/15/07 @ 102, 5.625% due 2/15/21 (c)                     3,176,392
                             Series D, FSA-Insured:
     280,000    AAA           5.250% due 8/15/30                                               292,432
   2,320,000    AAA           Call 8/15/10 @ 100, 5.250% due 8/15/30 (c)                     2,660,646
     324,000    AA-         Series B, (Partially Pre-Refunded with U.S. government
                             securities to various call dates and prices),
                             7.500% due 5/15/11                                                405,314
   3,000,000    AA          St. Luke's Home, Residential Health, FHA-Insured,
                             6.375% due 8/1/35                                               3,179,730
   2,450,000    AAA         St. Vincent's Hospital and Medical Center, FHA-Insured,
                             7.400% due 8/1/30                                               2,500,249
   1,500,000    AAA         United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21          1,618,320
   2,000,000    AAA         Victory Memorial Hospital, MBIA-Insured,
                             5.375% due 8/1/25                                               2,128,920
   2,500,000    AAA         Willow Towers Inc. Project, GNMA-Collateralized,
                             5.400% due 2/1/34                                               2,622,100
                          New York State Medical Care Facilities, Finance Agency Revenue:
                            Series A:
   4,000,000    AAA          Brookdale Hospital Medical Center, (Pre-Refunded --
                              Escrowed with state and local government securities to
                              2/15/05 Call @ 102), 6.800% due 8/15/12                        4,278,760
   2,500,000    B            Central Suffolk Hospital Mortgage Project,
                              6.125% due 11/1/16                                             1,792,225
     665,000    AA-          FHA-Insured, 7.450% due 8/15/31                                   667,620
     955,000    Aa1*         Health Center Projects, Secured Mortgage Program,
                              SONYMA-Insured, 6.375% due 11/15/19                            1,019,100

                      See Notes to Financial Statements.

                25 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                      NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
----------------------------------------------------------------------------------------------------
Hospitals -- 11.7% (continued)
$  4,000,000 AA           Mortgage Project, FHA-Insured, (Pre-Refunded --
                           Escrowed with state and local government securities to
                           8/15/04 Call @ 102), 6.375% due 8/15/24                  $   4,158,440
   4,700,000 AAA          New York Downtown Hospital, (Pre-Refunded --
                           Escrowed with state and local government securities to
                           2/15/05 Call @ 102), 6.800% due 2/15/20                      5,027,543
                          New York Hospital, AMBAC/FHA-Insured, (Pre-Refunded --
                           Escrowed with state and local government securities to
                           2/15/05 Call @ 102):
   8,500,000 AAA             6.800% due 8/15/24 (b)                                     9,092,365
   7,600,000 AAA             6.500% due 8/15/29 (f)                                     8,110,188
   2,500,000 AAA             6.900% due 8/15/34                                         2,676,375
                         Series B:
     930,000 AA           Hospital and Nursing Home Insured Mortgage,
                           FHA-Insured, 7.000% due 8/15/32                                942,769
   1,860,000 AAA          Long Term Healthcare, FSA-Insured, 6.450% due 11/1/14         1,867,273
   3,500,000 AA           Mortgage Project, FHA-Insured, 6.100% due 2/15/15             3,692,500
     665,000 BBB+      Puerto Rico Commonwealth Renewal and Housing Corp.,
                        7.875% due 10/1/04                                                667,168
----------------------------------------------------------------------------------------------------
                                                                                       90,839,708
----------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.2%
      35,000 NR        Battery Park City Authority, Housing Revenue, FHA-Insured,
                        (Call 6/1/05 @ 100), 8.625% due 6/1/23 (c)                         38,028
                       New York City HDC:
   1,314,798 NR          Cadman Project, 6.500% due 11/15/18                            1,271,423
   1,062,470 NR          Kelly Project, 6.500% due 2/15/18                              1,032,179
   4,000,000 AAA         Mortgage Revenue, Series A, FHA-Insured,
                          6.600% due 4/1/30 (f)                                         4,066,040
   1,360,266 NR          Riverbend Project, 6.500% due 11/15/18                         1,397,946
                       New York State Dormitory Authority Revenue, Park Ridge
                        Housing Inc., FNMA-Collateralized:
   1,000,000 AAA          6.375% due 8/1/20 (f)                                         1,151,940
   1,470,000 AAA          6.500% due 8/1/25                                             1,692,852
                       New York State Housing Finance Agency Revenue,
                        Secured Mortgage Program:
                          Series A, SONYMA-Insured:
     500,000 Aa1*          7.000% due 8/15/12 (g)                                         502,825
   2,000,000 Aa1*          6.200% due 8/15/15 (g)                                       2,085,740
     500,000 Aa1*          7.050% due 8/15/24 (g)                                         502,540
   6,870,000 Aa1*         Series B, SONYMA-Insured, 6.250% due 8/15/29 (g)              7,198,042
                          Series C:
   1,475,000 AAA           FHA-Insured, 6.500% due 8/15/24                              1,481,564
   1,750,000 Aa1*          SONYMA-Insured, 6.600% due 8/15/27 (f)                       1,808,887

                      See Notes to Financial Statements.

                26 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                         NEW YORK PORTFOLIO

    FACE
   AMOUNT       RATING(a)                             SECURITY                                  VALUE
------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.2% (continued)
$    710,000    A1*       Rensselaer Housing Authority, Multi-Family Mortgage Revenue,
                           Rensselaer Elderly Apartments, Series A, 7.750% due 1/1/11       $     718,279
------------------------------------------------------------------------------------------------------------
                                                                                               24,948,285
------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.9%
                          New York State Mortgage Agency Revenue,
                           Homeowner Mortgage:
   3,320,000    Aa1*         Series 65, 5.850% due 10/1/28 (g)                                  3,426,771
   4,845,000    Aa1*         Series 67, 5.800% due 10/1/28 (g)                                  5,026,155
   6,000,000    Aa1*         Series 71, 5.350% due 10/1/18 (g)                                  6,173,820
------------------------------------------------------------------------------------------------------------
                                                                                               14,626,746
------------------------------------------------------------------------------------------------------------
Industrial Development -- 2.0%
   2,250,000    BBB       Essex County IDA Revenue, Solid Waste, (International Paper
                           Co. Project), Series A, 6.150% due 4/1/21 (g)                        2,364,952
     470,000    NR        Monroe County IDA Revenue, Public Improvement,
                           Canal Ponds Park, Series A, 7.000% due 6/15/13                         474,249
                          Onondaga County, IDA:
     750,000    AA-         Civic Facilities Revenue, (Syracuse Home Association Project),
                             LOC-HSBC Bank USA, 5.200% due 12/1/18                                805,965
   8,000,000    AA-         Sewer Facilities Revenue, (Bristol-Myers Squibb Co. Project),
                             5.750% due 3/1/24 (b)(g)                                           9,033,360
   1,410,000    AA-       Rensselaer County IDA, Albany International Corp., LOC-Fleet
                           Trust Co., 7.550% due 7/15/07                                        1,588,097
   1,265,000    B2*       Warren and Washington Counties, IDA Resource Recovery
                           Revenue Bonds, Series A, 7.900% due 12/15/07                         1,271,578
------------------------------------------------------------------------------------------------------------
                                                                                               15,538,201
------------------------------------------------------------------------------------------------------------
Life Care Systems -- 1.9%
                          New York State Dormitory Authority Revenue Bonds,
                           FHA-Insured:
   3,815,000    AA           Hebrew Nursing Home, 6.125% due 2/1/37                             4,042,488
   1,210,000    AAA          Heritage House Nursing Center, 7.000% due 8/1/31                   1,214,513
   1,535,000    AAA          Jewish Geriatric Center, 7.150% due 8/1/14 (f)                     1,589,968
   1,500,000    AAA          Menorah Campus Nursing Home, 6.100% due 2/1/37                     1,649,430
   1,470,000    AA           Niagara Frontier Home, Mortgage Revenue,
                              6.200% due 2/1/15                                                 1,525,228
   3,350,000    AA           Wesley Garden Nursing Home, 6.125% due 8/1/35                      3,637,564
   1,250,000    AAA       Syracuse IDA Revenue, James Square Association, FHA-Insured,
                           7.000% due 8/1/25                                                    1,254,663
------------------------------------------------------------------------------------------------------------
                                                                                               14,913,854
------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                27 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                        NEW YORK PORTFOLIO

    FACE
   AMOUNT       RATING(a)                           SECURITY                                VALUE
--------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 0.4%
                          New York State Environmental Facilities Corp.,
                           State Water Revolving Fund, Series A:
$    190,000    AAA          7.500% due 6/15/12                                         $     191,083
     805,000    AAA          GIC-Societe General, 7.250% due 6/15/10                          808,880
   1,000,000    AAA       North Country Development Authority, Solid Waste
                           Management System Revenue, FSA-Insured,
                           6.000% due 5/15/15                                               1,210,990
   1,710,000    CCC       Puerto Rico Industrial, Medical and Environmental Facilities,
                           Finance Authority Revenue, American Airlines Inc.,
                           Series A, 6.450% due 12/1/25                                     1,256,269
--------------------------------------------------------------------------------------------------------
                                                                                            3,467,222
--------------------------------------------------------------------------------------------------------
Public Facilities -- 2.0%
   1,655,000    AAA       New York City Trust Cultural Resource Revenue, AMBAC-Insured:
                            American Museum of Natural History, Series A,
                             5.250% due 7/1/17                                              1,801,269
                            Museum of Modern Art:
   3,100,000    AAA          Series A, 5.000% due 4/1/23                                    3,256,085
   9,000,000    AAA          Series D, 5.125% due 7/1/31 (b)                                9,477,990
     705,000    AA-       New York State COP, (Hanson Redevelopment Project),
                           8.375% due 5/1/08                                                  793,534
--------------------------------------------------------------------------------------------------------
                                                                                           15,328,878
--------------------------------------------------------------------------------------------------------
Transportation -- 19.5%
     750,000    BBB+      Albany, Parking Authority Revenue, Series A,
                           5.625% due 7/15/25                                                 794,422
                          Metropolitan Transportation Authority:
                            Dedicated Tax Fund, Series A:
  11,000,000    AAA          FGIC-Insured, 5.250% due 11/15/23 (b)                         11,745,250
                             FSA-Insured, (Call 10/1/14 @100):
   2,290,000    AAA           5.125% due 4/1/19 (c)                                         2,625,164
   4,500,000    AAA           5.250% due 4/1/23 (c)                                         5,207,805
                            Transit Facilities Revenue, Series A:
   5,000,000    AAA          Call 7/1/09 @ 100, 6.000% due 7/1/19 (c)                       5,894,450
  10,000,000    AAA          MBIA-Insured, (Call 7/1/07 @ 101.50),
                              5.625% due 7/1/25 (b)(c)                                     11,387,200
                            Triborough Bridge and Tunnel Authority:
                             Series A:
   3,500,000    AA-           GO of Authority, Call 1/1/22 @ 100,
                               5.250% due 1/1/28 (c)                                        3,956,155
   5,200,000    AAA           MBIA/IBC-Insured, 5.250% due 11/15/30                         5,568,420
                             Series B, GO of Authority:
   4,200,000    AAA           Call 1/1/16 @ 100, 5.375% due 1/1/19 (c)                      4,899,594
  10,125,000    AAA           Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)(c)                  11,539,868

                      See Notes to Financial Statements.

                28 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004


                                       NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                           SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Transportation -- 19.5% (continued)
                         Triborough Bridge COP, AMBAC-Insured:
$  2,595,000 AAA          5.875% due 1/1/30                                          $   2,967,512
  20,000,000 AAA          Series A, 5.250% due 1/1/29 (b)                               21,064,200
                       New York State Thruway Authority:
   5,000,000 AA-         General Revenue, Series E, GO of Authority,
                          5.000% due 1/1/25                                              5,149,800
                         Highway and Bridge Toll Revenue Fund, FGIC-Insured:
                          Series A:
   3,410,000 AAA           5.000% due 4/1/19                                             3,643,619
   2,000,000 AAA           5.000% due 4/1/20                                             2,124,360
   2,500,000 AAA           5.000% due 4/1/21                                             2,644,975
  15,000,000 AAA          Series B, 5.000% due 4/1/19 (b)                               15,998,700
   4,000,000 AAA          Series B-1, 5.500% due 4/1/18                                  4,479,760
                       Port Authority New York and New Jersey:
   7,250,000 AA-         109th Series, GO of Authority, 5.375% due 1/15/32               7,640,702
   8,000,000 B-          Delta Airlines Inc. Project, Series 1R, 6.950% due 6/1/08       8,014,720
                         Special Obligation Revenue:
  12,000,000 NR           5th Installment, 6.750% due 10/1/19 (b)(g)                    12,387,480
     300,000 A-1+         Versatile Structure, Morgan Guaranty Trust, Series 3,
                           1.110% due 6/1/20 (d)                                           300,000
   1,325,000 AA-       Triborough Bridge and Tunnel Authority, (Convention Center
                        Project), Series E, 7.250% due 1/1/10                            1,538,895
--------------------------------------------------------------------------------------------------
                                                                                       151,573,051
--------------------------------------------------------------------------------------------------
Utilities -- 5.9%
                       Long Island Power Authority, Electric System Revenue:
  25,660,000 AAA         Series A, MBIA-Insured, 5.250% due 12/1/26 (b)                 27,047,761
     500,000 A-1+        Sub-Series 3B, LOC-WestLB AG, 1.100% due 5/1/33 (d)               500,000
                       New York State Energy, Research and Development Authority:
   5,750,000 A           Electric Facilities Revenue, (Consolidated Edison Co. Inc.
                          Project), Series A, 7.125% due 12/1/29                         6,049,978
                         Gas Facilities Revenue:
   3,000,000 A+           Brooklyn Union Gas Co. Project, RIBS, Series B,
                           12.504% due 7/1/26 (g)(h)                                     3,680,520
   1,500,000 Baa2*        Corning Natural Gas Corp., Series A,
                           8.250% due 12/1/18 (g)                                        1,520,460
   7,000,000 A-        Puerto Rico Electric Power Authority, Power Revenue,
                        Series NN, 5.125% due 7/1/29                                     7,327,250
--------------------------------------------------------------------------------------------------
                                                                                        46,125,969
--------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


                29 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004


                                        NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                            SECURITY                                VALUE
---------------------------------------------------------------------------------------------------
Water and Sewer -- 8.6%
$  1,000,000 AAA       Buffalo Municipal Water Finance Authority, Water Systems
                        Revenue, FGIC-Insured, (Call 7/1/06 @ 102),
                        6.100% due 7/1/26 (c)                                         $   1,123,790
   1,005,000 AAA       Commonwealth of Puerto Rico, Aqueduct and Sewer Authority
                        Revenue Bonds, 10.250% due 7/1/09 (e)                             1,248,120
   2,150,000 AAA       Monroe County Water Authority Revenue, AMBAC-Insured,
                        (Pre-Refunded -- Escrowed with state and local government
                        securities to 8/1/04 Call @ 101), 7.000% due 8/1/19 (f)           2,213,489
                       New York City Municipal Water Finance Authority,
                         Water and Sewer Systems Revenue:
  16,000,000 AA           5.500% due 6/15/33 (b)                                         17,661,120
                          Series B:
     990,000 AA            6.000% due 6/15/33                                             1,163,092
   5,205,000 AAA           FGIC-Insured, 5.125% due 6/15/30                               5,339,757
                           FSA-Insured:
   2,750,000 AAA             5.000% due 6/15/29                                           2,833,930
   1,000,000 AAA             5.250% due 6/15/29                                           1,034,880
   1,565,000 AA            Pre-Refunded -- Escrowed with state and local
                            government securities to 6/15/10 Call @ 101,
                            6.000% due 6/15/33 (c)                                        1,873,931
                          Series D:
   5,000,000 AA            5.250% due 6/15/25                                             5,310,600
   2,375,000 AAA           MBIA-Insured, 5.000% due 6/15/15                               2,560,297
     700,000 A-1+         Series F-1, 1.130% due 6/15/33 (d)                                700,000
                       New York State Environmental Facilities Corp., Clean Water and
                        Drinking Revolving Funds:
   8,500,000 AAA          5.000% due 6/15/32 (b)                                          8,842,550
                          Series B:
     965,000 AAA           5.250% due 4/15/17                                             1,048,694
   2,490,000 AAA           5.250% due 10/15/17                                            2,705,958
   1,340,000 AAA           5.250% due 4/15/18                                             1,454,811
   1,880,000 AAA           5.250% due 10/15/18                                            2,041,078
                           Call 10/15/09 @ 100:
     295,000 AAA             5.250% due 4/15/17 (c)                                         339,103
     400,000 AAA             5.250% due 4/15/18 (c)                                         459,800


                      See Notes to Financial Statements.


                30 Smith Barney Muni Funds | 2004 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                             MARCH 31, 2004

                                NEW YORK PORTFOLIO

   FACE
  AMOUNT   RATING(a)                     SECURITY                            VALUE
--------------------------------------------------------------------------------------
Water and Sewer -- 8.6% (continued)
                        Series C:
$1,060,000 AAA           5.000% due 6/15/16                               $  1,137,507
 4,980,000 AAA           Pre-Refunded -- Escrowed with state and local
                          government securities to 6/15/08 Call @ 101,
                          5.000% due 6/15/16                                 5,407,384
--------------------------------------------------------------------------------------
                                                                            66,499,891
--------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $707,783,349**)                             $776,717,383
--------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security is segregated for open futures contracts.
(c) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f) All or a portion of this security is held as collateral for open futures contracts.
(g) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(h) Residual interest bond -- coupon varies inversely with level of short-term tax-exempt interest rates.
**  Aggregate cost for Federal income tax purposes is $707,011,163.

  See pages 32 through 34 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

                31 Smith Barney Muni Funds | 2004 Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circum- stances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, and -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as
 CCC          predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective
              characteristics, these are out- weighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest pay- ments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
              "Aaa" securities, or fluctuation of protective elements may be of greater ampli- tude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
              securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a sus- ceptibility to impairment some time in the future.
Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured.
              Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa        -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

               32 Smith Barney Muni Funds  | 2004 Annual Report

Fitch Ratings ("Fitch") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.
AA     -- Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligator's ability to pay interest and/or dividends and repay principal is very strong.
A      -- Bonds rated "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is consid- ered to be strong, but may be more vulnerable to adverse changes in economic con- ditions and circumstances than debt or preferred securities with higher ratings.
BBB    -- Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligator's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circum- stances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for securities with higher ratings.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. MIG 1 -- Moody's highest rating for short-term municipal obligations.
MIG 2  -- Moody's second highest rating for short-term municipal obligations.

                33 Smith Barney Muni Funds | 2004 Annual Report

 ABBREVIATIONS* (UNAUDITED)

ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --Ambac Assurance Corporation
AMT    --Alternative Minimum Tax
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
BOCES  --Board of Cooperative Education Services
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
CSD    --Central School District
ETM    --Escrowed to Maturity
FLAIRS --Floating Adjustable Interest Rate Securities
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GDB    --Government Development Bank
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
IFA    --Infrastructure Financing Authority
INFLOS --Inverse Floaters
IRB    --Industrial Revenue Bonds
LGAC   --Local Government Assistance Corporation
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Securities Trust Certificates
MVRICS --Municipal Variable Rate Inverse Coupon Security
PART   --Partnership Structure
PCFA   --Pollution Control Financing Authority
PCR    --Pollution Control Revenue
PFA    --Public Facilities Authority
PFC    --Public Facilities Corporation
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
SAVRS  --Select Auction Variable Rate Securities
SONYMA --State of New York Mortgage Association
SWAP   --SWAP Structure
TAN    --Tax Anticipation Notes
TECP   --Tax Exempt Commercial Paper
TFA    --Transitional Financial Authority
TRAN   --Tax and Revenue Anticipation Notes
UFSD   --Union Free School District
VRDN   --Variable Rate Demand Note
VRDO   --Variable Rate Demand Obligation
VRWE   --Variable Rate Wednesday Demand
--------
*Abbreviations may or may not appear in the schedule of investments.

                34 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES                             MARCH 31, 2004


                                                                        New York
                                                                      Money Market       New York
                                                                       Portfolio         Portfolio
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $1,964,973,350 and
   $707,783,349, respectively)                                       $1,964,973,350    $776,717,383
  Cash                                                                      225,334              --
  Receivable for securities sold                                         37,973,692         115,000
  Receivable for Fund shares sold                                        16,314,435       1,359,843
  Interest receivable                                                     3,774,964      11,015,120
  Prepaid expenses                                                           50,425           8,146
  Other assets                                                               20,834              --
---------------------------------------------------------------------------------------------------
  Total Assets                                                        2,023,333,034     789,215,492
---------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares reacquired                                     27,942,118         578,725
  Payable for securities purchased                                       26,574,873              --
  Dividends payable                                                         352,943              --
  Management fees payable                                                   793,638         334,656
  Distribution plan fees payable                                             59,043          72,186
  Deferred compensation payable                                              20,834          13,882
  Payable to broker -- variation margin                                          --       1,790,938
  Bank overdraft                                                                 --         111,253
  Accrued expenses                                                          136,037          90,181
---------------------------------------------------------------------------------------------------
  Total Liabilities                                                      55,879,486       2,991,821
---------------------------------------------------------------------------------------------------
Total Net Assets                                                     $1,967,453,548    $786,223,671
---------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                         $    1,967,337    $     57,927
  Capital paid in excess of par value                                 1,965,417,564     749,572,525
  Undistributed net investment income                                            50         760,731
  Accumulated net realized gain (loss) from investment
   transactions and futures contracts                                        68,597     (28,609,865)
  Net unrealized appreciation of investments and futures contracts               --      64,442,353
---------------------------------------------------------------------------------------------------
Total Net Assets                                                     $1,967,453,548    $786,223,671
---------------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                             1,914,651,957      45,468,860
  -------------------------------------------------------------------------------------------------
  Class B                                                                        --       8,833,939
  -------------------------------------------------------------------------------------------------
  Class L                                                                        --       3,329,060
  -------------------------------------------------------------------------------------------------
  Class Y                                                                52,685,000         295,092
  -------------------------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                              $1.00          $13.57
  -------------------------------------------------------------------------------------------------
  Class B *                                                                      --          $13.57
  -------------------------------------------------------------------------------------------------
  Class L *                                                                      --          $13.56
  -------------------------------------------------------------------------------------------------
  Class Y (and redemption price)                                              $1.00          $13.57
  -------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)             N/A          $14.14
---------------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

                35 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENTS OF OPERATIONS                      FOR THE YEAR ENDED MARCH 31, 2004

                                                         New York
                                                       Money Market  New York
                                                        Portfolio    Portfolio
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                             $18,497,657  $41,151,265
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 4)                               8,591,039    4,003,397
  Distribution plan fees (Note 7)                        1,804,716    2,104,797
  Transfer agency services (Note 7)                        349,853      222,169
  Custody                                                   79,472       21,711
  Shareholder communications (Note 7)                       45,257       35,571
  Audit and legal                                           32,556        9,225
  Registration fees                                         20,937        2,952
  Trustees' fees                                            13,300        2,240
  Other                                                     25,126        4,188
--------------------------------------------------------------------------------
  Total Expenses                                        10,962,256    6,406,250
--------------------------------------------------------------------------------
Net Investment Income                                    7,535,401   34,745,015
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
(NOTES 5 AND 6):
 Realized Gain (Loss) From:
   Investment transactions                                 122,961    3,031,620
   Futures contracts                                            --   (3,629,007)
--------------------------------------------------------------------------------
 Net Realized Gain (Loss)                                  122,961     (597,387)
--------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments
 and Futures Contracts:
   Beginning of year                                            --   68,678,312
   End of year                                                  --   64,442,353
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                       --   (4,235,959)
--------------------------------------------------------------------------------
Net Gain (Loss) on Investments and Futures Contracts       122,961   (4,833,346)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                 $ 7,658,362  $29,911,669
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                36 Smith Barney Muni Funds | 2004 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the Years
                                                                           Ended March 31,
New York Money Market Portfolio                                         2004             2003
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     7,535,401  $    14,124,646
  Net realized gain                                                       122,961          150,049
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                7,658,362       14,274,695
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTES 3 AND 8):
  Net investment income                                                (7,535,351)     (14,124,646)
  Net realized gains                                                      (55,938)              --
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (7,591,289)     (14,124,646)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  6,925,591,491    6,255,293,832
  Net asset value of shares issued for reinvestment of dividends        7,496,507       14,493,091
  Cost of shares reacquired                                        (6,793,548,643)  (6,486,126,340)
--------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund Share
   Transactions                                                       139,539,355     (216,339,417)
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                     139,606,428     (216,189,368)
NET ASSETS:
  Beginning of year                                                 1,827,847,120    2,044,036,488
--------------------------------------------------------------------------------------------------
  End of year*                                                    $ 1,967,453,548  $ 1,827,847,120
--------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                            $50               --
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                37 Smith Barney Muni Funds | 2004 Annual Report

                                                      For the Years
                                                     Ended March 31,
     New York Portfolio                            2004           2003
     ----------------------------------------------------------------------
     OPERATIONS:
      Net investment income                   $  34,745,015  $  37,786,975
      Net realized loss                            (597,387)   (16,006,348)
      Increase (decrease) in net unrealized
        appreciation                             (4,235,959)    45,124,626
     ---------------------------------------------------------------------
      Increase in Net Assets From Operations     29,911,669     66,905,253
     ---------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS
     FROM (NOTES 3 AND 8):
      Net investment income                     (34,661,370)   (37,462,510)
      In excess of net investment income            (54,503)            --
     ---------------------------------------------------------------------
      Decrease in Net Assets
        From Distributions to Shareholders      (34,715,873)   (37,462,510)
     ---------------------------------------------------------------------
     FUND SHARE TRANSACTIONS (NOTE 9):
      Net proceeds from sale of shares           82,850,159    108,871,403
      Net asset value of shares issued for
        reinvestment of dividends                20,776,310     23,115,978
      Cost of shares reacquired                (129,069,085)  (169,116,496)
     ---------------------------------------------------------------------
      Decrease in Net Assets From Fund Share
        Transactions                            (25,442,616)   (37,129,115)
     ---------------------------------------------------------------------
     Decrease in Net Assets                     (30,246,820)    (7,686,372)
     NET ASSETS:
      Beginning of year                         816,470,491    824,156,863
     ---------------------------------------------------------------------
      End of year*                            $ 786,223,671  $ 816,470,491
     ---------------------------------------------------------------------
     * Includes undistributed net investment
      income of:                                   $760,731       $698,420
     ---------------------------------------------------------------------

                      See Notes to Financial Statements.

                38 Smith Barney Muni Funds | 2004 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The New York Money Market and New York Portfolios ("Funds") are separate investment funds of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company. The Trust consists of these Funds and seven other separate investment funds:
Florida, Georgia, Pennsylvania, Limited Term, National, Massachusetts Money Market and California Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) with respect to the New York Portfolio, securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; the New York Money Market Portfolio uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d ) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h ) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve them from substantially all Federal income and excise taxes; ( j ) the character of income and gains to be distributed is determined in accordance with income tax regulations which may

                39 Smith Barney Muni Funds | 2004 Annual Report differ from accounting principles generally accepted in the United States of America. At March 31, 2004, reclassifications were made to the capital accounts of the New York Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $54,503 was reclassified to paid-in capital for New York Portfolio. Net investment income, net realized gains and net assets were not affected by this adjustment; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Funds invest primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

3. Exempt-Interest Dividends and Other Distributions

The New York Money Market Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the New York Portfolio's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. Effective July 1, 2003, the New York Money Market Portfolio pays

                40 Smith Barney Muni Funds | 2004 Annual Report

SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.45% on the next $1 billion; 0.425% on the next $3 billion; 0.40% on the next $5 billion and 0.375% on the Fund's average daily net assets in excess of $10 billion. The New York Portfolio pays SBFM a management fee calculated at the annual rate of 0.50% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

Prior to July 1, 2003, the New York Money Market Portfolio paid SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion; 0.45% on the next $2.5 billion; and 0.40% on the Fund's average daily net assets in excess of $7.5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Funds' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended March 31, 2004, the Funds paid transfer agent fees totaling $554,953 to CTB. The totals for each Fund were as follows:

                                                             Transfer Agent Fees
--------------------------------------------------------------------------------
New York Money Market Portfolio                                   $379,081
-------------------------------------------------------------------------------
New York Portfolio                                                 175,872
-------------------------------------------------------------------------------

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds' distributors.

For the New York Portfolio, there is a maximum initial sales charges of 4.00% for Class A shares. There is also a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares of the New York Portfolio, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% one year from purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those

                41 Smith Barney Muni Funds | 2004 Annual Report purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended March 31, 2004, CGM and its affiliates received sales charges of approximately $650,000 and $52,000 on sales of the New York Portfolio's Class A and L shares, respectively. In addition, for the year ended March 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                          Class A Class B  Class L
             -----------------------------------------------------
             New York Portfolio           $31,000 $231,000 $1,000
             -----------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5. Investments

During the year ended March 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                             Purchases     Sales
            --------------------------------------------------------
            New York Money Market Portfolio          --           --
            --------------------------------------------------------
            New York Portfolio              $58,780,991 $118,837,892
            --------------------------------------------------------

At March 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                       Gross        Gross          Net
                                     Unrealized   Unrealized    Unrealized
                                    Appreciation Depreciation  Appreciation
    -----------------------------------------------------------------------
    New York Money Market Portfolio           --           --            --
    -----------------------------------------------------------------------
    New York Portfolio               $70,840,853  $(1,134,633)  $69,706,220
    -----------------------------------------------------------------------

6. Futures Contracts

The New York Portfolio may from time to time enter into futures contracts.

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of

                42 Smith Barney Muni Funds | 2004 Annual Report the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At March 31, 2004, the New York Portfolio had the following open futures contracts:


                           Number of               Basis        Market     Unrealized
                           Contracts Expiration    Value        Value         Loss
--------------------------------------------------------------------------------------
Contracts to Sell:
U.S. 20 Year Treasury Bond   2,605      6/04    $292,641,132 $297,132,813 $(4,491,681)
--------------------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the New York Money Market Portfolio pays a distribution fee calculated at the annual rate of 0.10% of the average daily net assets of its Class A shares. The New York Portfolio pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.15% of the Fund's average daily net assets of each respective class. In addition, the New York Portfolio also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                           Class A   Class B  Class L
          ------------------------------------------------------------
          New York Money Market Portfolio $1,804,716       --       --
          ------------------------------------------------------------
          New York Portfolio                 929,230 $856,825 $318,742
          ------------------------------------------------------------

                43 Smith Barney Muni Funds | 2004 Annual Report

For the year ended March 31, 2004, total Transfer Agency Service expenses were as follows:

                                        Class A  Class B Class L Class Y
        ----------------------------------------------------------------
        New York Money Market Portfolio $342,178      --      -- $7,675
        ----------------------------------------------------------------
        New York Portfolio               148,486 $60,035 $13,582     66
        ----------------------------------------------------------------

For the year ended March 31, 2004, total Shareholder Communication expenses were as follows:

                                        Class A Class B Class L Class Y
        ---------------------------------------------------------------
        New York Money Market Portfolio $44,264     --      --   $993
        ---------------------------------------------------------------
        New York Portfolio               24,406 $9,067  $2,081     17
        ---------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

       New York                                         Year Ended                 Year Ended
       Money Market Portfolio                         March 31, 2004+            March 31, 2003
       ---------------------------------------------------------------------------------------------------
       Class A
       Net investment income                            $ 7,467,004               $14,124,646
       Net realized gains                                    54,826                        --
       --------------------------------------------------------------------------------------------------
       Total                                            $ 7,521,830               $14,124,646
       --------------------------------------------------------------------------------------------------
       Class Y
       Net investment income                            $    68,347                        --
       Net realized gains                                     1,112                        --
       --------------------------------------------------------------------------------------------------
       Total                                            $    69,459                        --
       --------------------------------------------------------------------------------------------------
       +For Class Y shares of New York Money Market Portfolio, transactions are for the period December 3,
        2003 (inception date) to March 31, 2004.

       New York Portfolio
       ---------------------------------------------------------------------------------------------------
       Class A
       Net investment income                            $27,524,202               $29,471,544
       In excess of net investment income                    42,158                        --
       --------------------------------------------------------------------------------------------------
       Total                                            $27,566,360               $29,471,544
       --------------------------------------------------------------------------------------------------
       Class B
       Net investment income                            $ 5,185,005               $ 5,750,779
       In excess of net investment income                     8,984                        --
       --------------------------------------------------------------------------------------------------
       Total                                            $ 5,193,989               $ 5,750,779
       --------------------------------------------------------------------------------------------------
       Class L
       Net investment income                            $ 1,774,470               $ 1,757,345
       In excess of net investment income                     3,099                        --
       --------------------------------------------------------------------------------------------------
       Total                                            $ 1,777,569               $ 1,757,345
       --------------------------------------------------------------------------------------------------

                44 Smith Barney Muni Funds | 2004 Annual Report

                                             Year Ended     Year Ended
        New York Portfolio                 March 31, 2004 March 31, 2003
        ----------------------------------------------------------------
        Class Y
        Net investment income                 $177,693       $482,842
        In excess of net investment income         262             --
        ----------------------------------------------------------------
        Total                                 $177,955       $482,842
        ----------------------------------------------------------------

9. Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                         Year Ended                       Year Ended
                                      March 31, 2004+                   March 31, 2003
New York                      -------------------------------  -------------------------------
Money Market Portfolio            Shares           Amount          Shares           Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                    6,853,379,478  $ 6,853,379,478   6,255,293,832  $ 6,255,293,832
Shares issued on reinvestment      7,445,635        7,445,635      14,493,091       14,493,091
Shares reacquired             (6,773,970,758)  (6,773,970,758) (6,486,126,340)  (6,486,126,340)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)           86,854,355  $    86,854,355    (216,339,417) $  (216,339,417)
-----------------------------------------------------------------------------------------------
Class Y
Shares sold                       72,212,013  $    72,212,013              --               --
Shares issued on reinvestment         50,872           50,872              --               --
Shares reacquired                (19,577,885)     (19,577,885)             --               --
-----------------------------------------------------------------------------------------------
Net Increase                      52,685,000  $    52,685,000              --               --
-----------------------------------------------------------------------------------------------

+For Class Y shares of New York Money Market Portfolio, transactions are for the period December 3, 2003 (inception date) to March 31, 2004.

New York Portfolio
----------------------------------------------------------------------------------
Class A
Shares sold                    4,849,558  $ 66,585,524   5,619,910  $  76,292,635
Shares issued on reinvestment  1,200,560    16,447,286   1,335,210     18,137,590
Shares reacquired             (6,490,291)  (89,079,717) (9,073,094)  (123,475,514)
----------------------------------------------------------------------------------
Net Decrease                    (440,173) $ (6,046,907) (2,117,974) $ (29,045,289)
----------------------------------------------------------------------------------

                45 Smith Barney Muni Funds | 2004 Annual Report

                                     Year Ended                Year Ended
                                   March 31, 2004            March 31, 2003
                              ------------------------  ------------------------
New York Portfolio              Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class B
Shares sold                      689,683  $  9,459,820   1,880,545  $ 25,565,327
Shares issued on reinvestment    227,292     3,113,545     257,018     3,491,918
Shares reacquired             (2,382,395)  (32,675,016) (2,383,698)  (32,314,967)
---------------------------------------------------------------------------------
Net Decrease                  (1,465,420) $(20,101,651)   (246,135) $ (3,257,722)
---------------------------------------------------------------------------------
Class L
Shares sold                      479,861  $  6,574,815     515,918  $  7,013,441
Shares issued on reinvestment     88,814     1,215,479      90,109     1,223,148
Shares reacquired               (533,744)   (7,314,352)   (444,395)   (6,026,015)
---------------------------------------------------------------------------------
Net Increase                      34,931  $    475,942     161,632  $  2,210,574
---------------------------------------------------------------------------------
Class Y
Shares sold                       16,679  $    230,000          --            --
Shares issued on reinvestment         --            --      19,447  $    263,322
Shares reacquired                     --            --    (532,295)   (7,300,000)
---------------------------------------------------------------------------------
Net Increase (Decrease)           16,679  $    230,000    (512,848) $ (7,036,678)
---------------------------------------------------------------------------------

10.Capital Loss Carryforward

At March 31, 2004, the New York Portfolio had, for Federal income tax purposes, approximately $11,908,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on March 31 of the year indicated:

                                    2008       2009       2012
              ---------------------------------------------------
              New York Portfolio $6,191,000 $4,647,000 $1,070,000
              ---------------------------------------------------

In addition, the New York Portfolio had $21,194,016 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

                46 Smith Barney Muni Funds | 2004 Annual Report

11. Income Tax Information and Distributions to Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:

                        Undistributed Undistributed  Accumulated
                         Tax-Exempt     Ordinary       Capital     Unrealized
                           Income        Income        Losses     Appreciation
  ----------------------------------------------------------------------------
  New York Money Market
   Portfolio              $365,746       $67,023              --           --
  ----------------------------------------------------------------------------
  New York Portfolio            --            --    $(11,907,530) $69,706,220
  ----------------------------------------------------------------------------

At March 31, 2004, the difference between book basis and tax basis unrealized appreciation and depreciation was attributable primarily to mark to market of derivative contracts and the treatment of amortization of premiums and accretion of discounts.

The tax character of distributions paid during the year ended March 31, 2004 was:

                   Tax-Exempt  Ordinary   Long-Term       Taxable
                     Income     Income  Capital Gains Overdistribution    Total
----------------------------------------------------------------------------------
New York Money
 Market Portfolio  $ 7,535,351      --     $55,938             --      $ 7,591,289
----------------------------------------------------------------------------------
New York Portfolio  34,658,577  $2,793          --        $54,503       34,715,873
----------------------------------------------------------------------------------

The tax character of distributions paid during the year ended March 31, 2003 was:

                                                  Tax-Exempt
                                                    Income
                  -------------------------------------------
                  New York Money Market Portfolio $14,124,646
                  -------------------------------------------
                  New York Portfolio               37,462,510
                  -------------------------------------------

12. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry,

                47 Smith Barney Muni Funds | 2004 Annual Report through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13. Subsequent Event

Effective April 29, 2004, Class L shares of the New York Portfolio were renamed as Class C shares.

                48 Smith Barney Muni Funds | 2004 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                         New York Money Market Portfolio
                                     ---------------------------------------
  Class A Shares                       2004    2003    2002    2001    2000
  ---------------------------------------------------------------------------
  Net Asset Value, Beginning of Year  $1.00    $1.00   $1.00   $1.00   $1.00
  ---------------------------------------------------------------------------
  Income From Operations:
    Net investment income             0.004    0.007   0.017   0.034   0.027
    Net realized gain                 0.000*      --      --      --      --
  ---------------------------------------------------------------------------
  Total Income From Operations        0.004    0.007   0.017   0.034   0.027
  ---------------------------------------------------------------------------
  Less Distributions From:
    Net investment income            (0.004)  (0.007) (0.017) (0.034) (0.027)
    Net realized gains               (0.000)*     --      --      --      --
  ---------------------------------------------------------------------------
  Total Distributions                (0.004)  (0.007) (0.017) (0.034) (0.027)
  ---------------------------------------------------------------------------
  Net Asset Value, End of Year        $1.00    $1.00   $1.00   $1.00   $1.00
  ---------------------------------------------------------------------------
  Total Return                         0.42%    0.74%   1.67%   3.40%   2.76%
  ---------------------------------------------------------------------------
  Net Assets, End of Year (millions) $1,915   $1,828  $2,044  $2,058  $1,573
  ---------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)/                      0.60%    0.64%   0.64%   0.65%   0.67%
    Net investment income              0.41     0.74    1.65    3.32    2.73
  ---------------------------------------------------------------------------

(1) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
* Amount represents less than $0.001 per share.


              49    Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout the period ended March 31:

                                                      New York
                                                    Money Market
                                                     Portfolio
                                                    ------------
               Class Y Shares                         2004/(1)/
               -------------------------------------------------
               Net Asset Value, Beginning of Period     $1.00
               -------------------------------------------------
               Income From Operations:
                 Net investment income                  0.002
                 Net realized gain                      0.000*
               -------------------------------------------------
               Total Income From Operations             0.002
               -------------------------------------------------
               Less Distributions From:
                 Net investment income                 (0.002)
                 Net realized gains                    (0.000)*
               -------------------------------------------------
               Total Distributions                     (0.002)
               -------------------------------------------------
               Net Asset Value, End of Period           $1.00
               -------------------------------------------------
               Total Return                              0.17%++
               -------------------------------------------------
               Net Assets, End of Period (millions)       $52
               -------------------------------------------------
               Ratios to Average Net Assets:
                 Expenses/(2)/                           0.47%+
                 Net investment income                   0.51+
               -------------------------------------------------

(1) For the period December 3, 2003 (inception date) to March 31, 2004.
(2) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
*   Amount represents less than $0.001 per share.


              50    Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                               New York Portfolio
                                                -----------------------------------------------
Class A Shares                                   2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $13.66     $13.19     $13.42     $12.78     $13.69
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.61       0.63       0.65       0.67       0.68
  Net realized and unrealized gain (loss)/(2)/    (0.09)      0.46      (0.23)      0.64      (0.91)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.52       1.09       0.42       1.31      (0.23)
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.61)     (0.62)     (0.65)     (0.67)     (0.67)
  In excess of net investment income              (0.00)*       --         --         --         --
  Net realized gains                                 --         --         --         --      (0.01)
------------------------------------------------------------------------------------------------------
Total Distributions                               (0.61)     (0.62)     (0.65)     (0.67)     (0.68)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $13.57     $13.66     $13.19     $13.42     $12.78
------------------------------------------------------------------------------------------------------
Total Return                                       3.87%      8.42%      3.15%     10.57%     (1.61)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                 $617       $627       $633       $583       $482
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    0.68%      0.70%      0.70%      0.69%      0.71%
  Net investment income/(2)/                       4.46       4.62       4.86       5.14       5.20
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               8%        14%        20%        16%        33%
------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.85%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.85%.
*   Amount represents less than $0.01 per share.


              51    Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                               New York Portfolio
                                                -----------------------------------------------
Class B Shares                                   2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $13.66     $13.19     $13.42     $12.78     $13.68
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.54       0.56       0.57       0.60       0.61
  Net realized and unrealized gain (loss)/(2)/    (0.09)      0.46      (0.22)      0.64      (0.90)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.45       1.02       0.35       1.24      (0.29)
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.54)     (0.55)     (0.58)     (0.60)     (0.60)
  In excess of net investment income              (0.00)*       --         --         --         --
  Net realized gains                                 --         --         --         --      (0.01)
------------------------------------------------------------------------------------------------------
Total Distributions                               (0.54)     (0.55)     (0.58)     (0.60)     (0.61)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $13.57     $13.66     $13.19     $13.42     $12.78
------------------------------------------------------------------------------------------------------
Total Return                                       3.35%      7.86%      2.60%      9.96%     (2.09)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                 $120       $140       $139       $148       $156
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    1.21%      1.22%      1.21%      1.22%      1.23%
  Net investment income/(2)/                       3.93       4.10       4.27       4.63       4.67
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               8%        14%        20%        16%        33%
------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.35%.
*   Amount represents less than $0.01 per share.

                52 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                               New York Portfolio
                                                -----------------------------------------------
Class L Shares                                   2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)/  2000/(1)/
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $13.65     $13.18     $13.41     $12.77     $13.67
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(2)/                       0.53       0.55       0.57       0.58       0.60
  Net realized and unrealized gain (loss)/(2)/    (0.08)      0.47      (0.23)      0.65      (0.90)
------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.45       1.02       0.34       1.23      (0.30)
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.54)     (0.55)     (0.57)     (0.59)     (0.59)
  In excess of net investment income              (0.00)*       --         --         --         --
  Net realized gains                                 --         --         --         --      (0.01)
------------------------------------------------------------------------------------------------------
Total Distributions                               (0.54)     (0.55)     (0.57)     (0.59)     (0.60)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $13.56     $13.65     $13.18     $13.41     $12.77
------------------------------------------------------------------------------------------------------
Total Return                                       3.30%      7.82%      2.56%      9.91%     (2.14)%
------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                  $45        $45        $41        $32        $18
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                                    1.24%      1.26%      1.26%      1.26%      1.27%
  Net investment income/(2)/                       3.90       4.05       4.27       4.55       4.64
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               8%        14%        20%        16%        33%
------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.40%.
*   Amount represents less than $0.01 per share.

                53 Smith Barney Muni Funds | 2004 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                                      New York Portfolio
                                                          ---------------------------------------
Class Y Shares                                             2004/(1)/  2003/(1)/  2002/(1)/  2001/(1)(2)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                         $13.65     $13.19     $13.42       $13.46
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                                  0.63       0.67       0.67         0.16
 Net realized and unrealized gain (loss)/(3)/               (0.07)      0.44      (0.23)       (0.03)
--------------------------------------------------------------------------------------------------------
Total Income From Operations                                 0.56       1.11       0.44         0.13
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                      (0.64)     (0.65)     (0.67)       (0.17)
 In excess of net investment income                         (0.00)*       --         --           --
--------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.64)     (0.65)     (0.67)       (0.17)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                               $13.57     $13.65     $13.19       $13.42
--------------------------------------------------------------------------------------------------------
Total Return                                                 4.13%      8.53%      3.33%        1.00%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)                             $4         $4        $11          $10
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                                               0.51%      0.52%      0.52%        0.54%+
 Net investment income/(3)/                                  4.63       4.78       5.01         4.97+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                         8%        14%        20%          16%
--------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period January 4, 2001 (inception date) to March 31, 2001.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.00%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.
*   Amount represents less than $0.01 per share.

                54 Smith Barney Muni Funds | 2004 Annual Report

 INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Smith Barney Muni Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the New York Money Market Portfolio and New York Portfolio of Smith Barney Muni Funds ("Funds") as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004 by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the New York Money Market Portfolio and New York Portfolio of Smith Barney Muni Funds as of March 31, 2004 and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

New York, New York
May 12, 2004


              55    Smith Barney Muni Funds | 2004 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the New York Money Market and New York Portfolios ("Funds") are managed under the direction of the Smith Barney Muni Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                        Number of
                                     Term of                           Portfolios     Other
                                   Office* and        Principal          in Fund      Board
                       Position(s)   Length         Occupation(s)        Complex   Memberships
Name, Address           Held with    of Time         During Past       Overseen By   Held by
and Age                   Fund       Served          Five Years          Trustee     Trustee
-----------------------------------------------------------------------------------------------
Non-Interested Trustees:
Lee Abraham              Trustee      Since    Retired; Former             27          None
13732 LeHavre Drive                   1999     Director of Signet
Frenchman's Creek                              Group PLC
Palm Beach Gardens, FL
 33410
Age 76

Allan J. Bloostein       Trustee      Since    President of Allan          34      Taubman
27 West 67th Street                   1999     Bloostein Associates, a             Realty Corp.
Apt. 5FW                                       consulting firm; Former
New York, NY 10023                             Director of CVS Corp.
Age 74

Jane F. Dasher           Trustee      Since    Controller of PBK           27          None
Korsant Partners                      1999     Holdings Inc., a family
283 Greenwich Avenue                           investment company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley          Trustee      Since    Retired                     19          None
3668 Freshwater Drive                 1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.   Trustee      Since    Retired; Former Head        27          None
2751 Vermont                          1999     of the New Atlanta
Route 140                                      Jewish Community
Poultney, VT 05764                             High School
Age 62

Paul Hardin              Trustee      Since    Professor of Law &          34          None
12083 Morehead                        1994     Chancellor Emeritus at
Chapel Hill, NC                                the University of North
 27514-8426                                    Carolina
Age 72


                56 Smith Barney Muni Funds | 2004 Annual Report

                                                                       Number of
                                    Term of                           Portfolios     Other
                                  Office* and        Principal          in Fund      Board
                      Position(s)   Length         Occupation(s)        Complex   Memberships
Name, Address          Held with    of Time         During Past       Overseen By   Held by
and Age                  Fund       Served          Five Years          Trustee     Trustee
----------------------------------------------------------------------------------------------
Roderick C. Rasmussen   Trustee      Since    Investment Counselor        27          None
9 Cadence Court                      1985
Morristown, NJ 07960
Age 77

John P. Toolan          Trustee      Since    Retired                     27      John Hancock
13 Chadwell Place                    1985                                         Funds
Morristown, NJ 07960
Age 73

Interested Trustee:
R. Jay Gerken, CFA**   Chairman,     Since    Managing Director of        221         None
Citigroup Asset        President     2002     Citigroup Global
 Management            and Chief              Markets Inc. ("CGM");
 ("CAM")               Executive              Chairman, President
399 Park Avenue        Officer                and Chief Executive
4th Floor                                     Officer of Smith Barney
New York, NY 10022                            Fund Management LLC
Age 52                                        ("SBFM"), Travelers
                                              Investment Adviser, Inc
                                              ("TIA") and Citi Fund
                                              Management Inc.
                                              ("CFM"); President
                                              and Chief Executive
                                              Officer of certain
                                              mutual funds
                                              associated with
                                              Citigroup Inc.
                                              ("Citigroup");
                                              Formerly, Portfolio
                                              Manager of Smith
                                              Barney Allocation
                                              Series Inc. (from 1996
                                              to 2001) and Smith
                                              Barney Growth and
                                              Income Fund (from
                                              1996 to 2000)


                57 Smith Barney Muni Funds | 2004 Annual Report

                                                                         Number of
                                        Term of                         Portfolios     Other
                                      Office* and       Principal         in Fund      Board
                        Position(s)     Length        Occupation(s)       Complex   Memberships
Name, Address            Held with      of Time        During Past      Overseen By   Held by
and Age                    Fund         Served         Five Years         Trustee     Trustee
-----------------------------------------------------------------------------------------------
Officers:
Andrew B. Shoup        Senior Vice       Since    Director of CAM;          N/A         N/A
CAM                    President and     2003     Senior Vice President
125 Broad Street       Chief                      and Chief
11th Floor             Administrative             Administrative
New York, NY 10004     Officer                    Officer of mutual
Age 47                                            funds associated
                                                  with Citigroup;
                                                  Treasurer of certain
                                                  mutual funds
                                                  associated with
                                                  Citigroup; Head of
                                                  International Funds
                                                  Administration of
                                                  CAM (from 2001 to
                                                  2003); Director of
                                                  Global Funds
                                                  Administration of
                                                  CAM (from 2000 to
                                                  2001); Head of U.S.
                                                  Citibank Funds
                                                  Administration of
                                                  CAM (from 1998 to
                                                  2000)

Richard L. Peteka      Chief             Since    Director of CGM;          N/A         N/A
CAM                    Financial         2002     Chief Financial
125 Broad Street       Officer and                Officer and Treasurer
11th Floor             Treasurer                  of certain mutual
New York, NY 10004                                funds associated
Age 42                                            with Citigroup;
                                                  Director and Head of
                                                  Internal Control for
                                                  CAM U.S. Mutual
                                                  Fund Administration
                                                  (from 1999 to 2002);
                                                  Vice President, Head
                                                  of Mutual Fund
                                                  Administration and
                                                  Treasurer at
                                                  Oppenheimer Capital
                                                  (from 1996 to 1999)

Julie P. Callahan, CFA Vice              Since    Vice President of         N/A         N/A
CAM                    President and     2002     CGM
399 Park Avenue        Investment
4th Floor              Officer
New York, NY 10022
Age 31


                58 Smith Barney Muni Funds | 2004 Annual Report

                                                                   Number of
                                 Term of                          Portfolios     Other
                               Office* and       Principal          in Fund      Board
                   Position(s)   Length        Occupation(s)        Complex   Memberships
Name, Address       Held with    of Time        During Past       Overseen By   Held by
and Age               Fund       Served         Five Years          Trustee     Trustee
-----------------------------------------------------------------------------------------
Joseph P. Deane    Vice           Since    Managing Director of       N/A         N/A
CAM                President      1999     CGM; Investment
399 Park Avenue    and                     Officer of SBFM
4th Floor          Investment
New York, NY 10022 Officer
Age 56

David T. Fare      Vice           Since    Director of CGM;           N/A         N/A
CAM                President      2004     Investment Officer of
399 Park Avenue    and                     SBFM
4th Floor          Investment
New York, NY 10022 Officer
Age 41

Andrew Beagley     Chief          Since    Director of CGM            N/A         N/A
CAM                Anti-Money     2002     (since 2000);
399 Park Avenue    Laundering              Director of
4th Floor          Compliance              Compliance, North
New York, NY 10022 Officer                 America, CAM (since
Age 40                                     2000); Chief Anti-
                                           Money Laundering
                                           Compliance Officer
                                           and Vice President of
                                           certain mutual funds
                                           associated with
                                           Citigroup; Director of
                                           Compliance Europe,
                                           the Middle East and
                                           Africa, CAM (from
                                           1999 to 2000);
                                           Compliance Officer,
                                           Salomon Brothers
                                           Asset Management
                                           Limited, Smith
                                           Barney Global
                                           Capital Management
                                           Inc., Salomon
                                           Brothers Asset
                                           Management Asia
                                           Pacific Limited (from
                                           1997 to 1999)

Kaprel Ozsolak     Controller     Since    Vice President of          N/A         N/A
CAM                               2002     CGM; Controller of
125 Broad Street                           certain mutual funds
11th Floor                                 associated with
New York, NY 10004                         Citigroup
Age 38

                59 Smith Barney Muni Funds | 2004 Annual Report

                                                                         Number of
                                       Term of                          Portfolios     Other
                                     Office* and       Principal          in Fund      Board
                         Position(s)   Length        Occupation(s)        Complex   Memberships
Name, Address             Held with    of Time        During Past       Overseen By   Held by
and Age                     Fund       Served         Five Years          Trustee     Trustee
-----------------------------------------------------------------------------------------------

Robert I. Frenkel         Secretary     Since    Managing Director          N/A         N/A
CAM                       and Chief     2003     and General Counsel
300 First Stamford Place  Legal                  of Global Mutual
4th Floor                 Officer                Funds for CAM and
Stamford, CT 06902                               its predecessor (since
Age 48                                           1994); Secretary of
                                                 CFM (from 2001 to
                                                 2004); Secretary and
                                                 Chief Legal Officer of
                                                 mutual funds
                                                 associated with
                                                 Citigroup

--------
 * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
 ** Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Funds hereby designate for the year ended March 31, 2004:
   . Total long-term capital gain dividends designated by:

                     New York Money Market Portfolio $55,938

The following percentages of dividends paid by the Funds from net investment income were tax-exempt for regular Federal income tax and New York State income tax purposes:

                     New York Money Market Portfolio 100.00%
                     New York Portfolio               99.83

                60 Smith Barney Muni Funds | 2004 Annual Report

                                 SMITH BARNEY
                                   MUNI FUNDS


TRUSTEES                                 OFFICERS (continued)
Lee Abraham                              Kaprel Ozsolak
Allan J. Bloostein                       Controller
Jane F. Dasher
Donald R. Foley                          Robert I. Frenkel
R. Jay Gerken, CFA Chairman              Secretary and
Richard E. Hanson, Jr.                   Chief Legal Officer
Paul Hardin
Roderick C. Rasmussen                    INVESTMENT MANAGER
John P. Toolan                           Smith Barney Fund
                                          Management LLC
OFFICERS
R. Jay Gerken, CFA                       DISTRIBUTORS
President and Chief Executive Officer    Citigroup Global Markets Inc.
                                         PFS Distributors, Inc.
Andrew B. Shoup
Senior Vice President                    CUSTODIAN
and Chief Administrative Officer         State Street Bank and
                                          Trust Company
Richard L. Peteka
Chief Financial Officer and Treasurer    TRANSFER AGENT
                                         Citicorp Trust Bank, fsb.
Julie P. Callahan, CFA                   125 Broad Street, 11th Floor
Vice President and                       New York, New York 10004
Investment Officer
                                         SUB-TRANSFER AGENTS
Joseph P. Deane                          PFPC Inc.
Vice President and                       P.O. Box 9699
Investment Officer                       Providence, Rhode Island
                                         02940-9699
David T. Fare
Vice President and                       Primerica Shareholder Services
Investment Officer                       P.O. Box 9662
                                         Providence, Rhode Island
Andrew Beagley                           02940-9662
Chief Anti-Money
Laundering Compliance Officer

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  Smith Barney Muni Funds



  New York Money Market Portfolio
  New York Portfolio
  The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.




  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


  This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- New York Money Market Portfolio and New York Portfolio.

  SMITH BARNEY MUNI FUNDS
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004


 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02397 5/04                                                            04-6668

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ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Muni Funds were $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Smith Barney Muni Funds were $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds

         (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
              (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)  N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 4, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 4, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: June 4, 2004